As filed with the Securities and Exchange	Registration No. 333-130822
Commission on April 13, 2006	Registration No. 811-8582

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 1 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account I of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor’s Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel

ING US Legal Services

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: Group Deferred Variable and Fixed Annuity Contracts

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2006 pursuant to paragraph (b) of Rule 485

PART A

ING Life Insurance and Annuity Company

and its

Variable Annuity Account I

Retirement Master

Supplement dated April 28, 2006

This supplement updates certain information contained in your current variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your variable annuity Contract Prospectus, Contract Prospectus Summary and SAI.

NOTICE OF FUND SUBSTITUTIONS

ING Life Insurance and Annuity Company (the “Company”) and Variable Annuity Account I (the “Separate Account”) have filed an application with the Securities and Exchange Commission to permit certain funds in which the subaccounts of the Separate Account invest (the “Replaced Funds”) to be replaced with certain other funds (the “Substitute Funds”).

Reasons for the Substitution. The principal purposes of the substitutions are as follows:

•

Implement Business Plan. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company’s products.

•

Reduced Costs and Greater Influence. Including too many different funds with different investment advisers within the Company’s products makes those products more costly to administer. The Company believes that making available affiliated funds managed by expert third party asset managers will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

•

Due Diligence. The substitutions will allow the Company to respond to concerns that it has identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance and well-publicized investigations, claims and regulatory actions and the corresponding negative publicity.

X.130822-06B C06-0403-0187R 4/06	Page 1 of 2	April 2006

The following funds are involved in the substitutions:

Replaced Funds	Substitute Funds
Fidelity® VIP Growth Portfolio (Initial Class)	ING FMRSM Earnings Growth Portfolio (Class I)
AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Growth Fund (Series I)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING FMRSM Equity Income Portfolio (Class I)
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)	ING Lord Abbett Affiliated Portfolio (Class I)
Pioneer Equity Income VCT Portfolio (Class I)	ING Pioneer Equity Income Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)	ING Pioneer Fund Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)	ING Pioneer High Yield Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)	ING Pioneer Mid Cap Value Portfolio (Class I)
AIM V.I. Core Equity Fund (Series I)	ING UBS U.S. Large Cap Equity Portfolio (Class I)
AIM V.I. Premier Equity Fund (Series I)
Evergreen Special Values Fund (Class A)	ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

Important Information about the Proposed Substitutions.

•

Prior to the effective date of the substitutions you will receive another supplement which will indicate the effective date of the substitutions, provide you with further details about each Substitute Fund and reiterate your rights related to the substitutions. You will also receive a prospectus or one-page summary for each of the Substitute Funds, if you have not already received one.

•

Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

•

On the effective date of the substitutions, all amounts you have allocated to a subaccount which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

•

You will not incur any fees or charges or any tax liability because of the substitutions, and your account value immediately before the substitutions will equal your account value immediately after the substitutions.

•	The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund.
•	The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund.

Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement.

X.130822-06B C06-0403-0187R 4/06	Page 2 of 2	April 2006

CONTRACT PROSPECTUS -APRIL 28, 2006

Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the Company). Prior to January 1, 2006, the contracts were issued by ING Insurance Company of America (“IICA”). On December 31, 2005, IICA merged with and into the Company, and the Company assumed responsibility for all of IICA’s obligations under the contracts. See “Other Topics - The Company” for information about the merger of IICA with and into the Company. The contracts are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents ... page 3

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option. Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Compensation: We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the April 28, 2006 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-5850 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-130822. The SAI table of contents is listed on page 39 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the state of New York.

PRO.130822-06

CONTRACT PROSPECTUS - APRIL 28, 2006 (CONTINUED)

The Funds

AIM V.I. Capital Appreciation Fund (Series I)*

AIM V.I. Core Equity Fund (Series I)*

Calvert Social Balanced Portfolio

Capital One Mid Cap Equity Fund
(Class A Shares)(1) (2)

EuroPacific Growth Fund® (Class R-4)(1)

Evergreen Special Values Fund

(Class A)(1)

Fidelity® VIP Contrafund® Portfolio
(Initial Class)

Fidelity® VIP Equity-Income Portfolio
(Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)(2)

ING American Century Large Company Value Portfolio (Service Class)

ING American Century Select Portfolio (Service Class)

ING American Century Small-Mid Cap Value Portfolio (Service Class) (2)

ING Baron Asset Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II
(Service Class)

ING Davis Venture Value Portfolio
(Service Class)(2)

ING Evergreen Health Sciences Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING FMRSM Earnings Growth Portfolio (Class I)

ING Fundamental Research Portfolio
(Service Class)

ING Goldman Sachs® Capital Growth Portfolio (Service Class)(3)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan International Portfolio
(Initial Class) (2)

ING JPMorgan Mid Cap Value Portfolio (Service Class)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING Julius Baer Foreign Portfolio

(Class S)

ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)(2)

ING Legg Mason Value Portfolio

(Class S)

ING Lord Abbett Affiliated Portfolio
(Class I) (2)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING MFS Utilities Portfolio (Class S)

ING Neuberger Berman Partners Portfolio (Service Class)

ING OpCap Balanced Value Portfolio (Service Class)

ING Oppenheimer Global Portfolio
(Initial Class)

ING Oppenheimer Main Street Portfolio (Class S)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING PIMCO High Yield Portfolio

(Class S)

ING PIMCO Total Return Portfolio (Service Class)

ING Pioneer Fund Portfolio (Class I)

ING Pioneer High Yield Portfolio (Initial Class)

ING Pioneer Mid Cap Value Portfolio
(Class I)

ING Solution 2015 Portfolio (Service Class)(4)

ING Solution 2025 Portfolio (Service Class)(4)

ING Solution 2035 Portfolio (Service Class)(4)

ING Solution 2045 Portfolio (Service Class)(4)

ING Solution Income Portfolio (Service Class)(4)

ING Stock Index Portfolio (Class I)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING Templeton Global Growth (Class S)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Van Kampen Equity and Income Portfolio (Service Class)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Van Kampen Real Estate Portfolio (Class S)

ING VP Balanced Portfolio, Inc.

(Class I)

ING VP Financial Services Portfolio

(Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth and Income Portfolio
(Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus International Equity Portfolio (Class S)

ING VP Index Plus LargeCap Portfolio
(Class I)

ING VP Index Plus MidCap Portfolio
(Class I)

ING VP Index Plus SmallCap Portfolio
(Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP International Equity Portfolio
(Class I)

ING VP International Value Portfolio
(Class I)

ING VP MidCap Opportunities Portfolio (Class I)

ING VP Money Market Portfolio

(Class I)

ING VP Real Estate Portfolio (Class I)

ING VP Small Company Portfolio

(Class I)

ING VP SmallCap Opportunities Portfolio (Class I)

ING VP Strategic Allocation Conservative Portfolio (Class I)(2)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Moderate Portfolio (Class I)(2)

ING VP Value Opportunity Portfolio (Class I)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

Neuberger Berman Socially Responsive Fund® (Trust Class) (1)

New Perspective Fund® (Class R-4)(1)

Oppenheimer Developing Markets Fund (Class A)(1)(5)

Oppenheimer Main Street Small Cap

Fund ®/VA

PIMCO VIT Real Return Portfolio (Administrative Class)

Pioneer Equity Income VCT Portfolio
(Class I)

Pioneer Fund VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio

(Class I)

Pioneer Mid Cap Value VCT Portfolio
(Class I)

Templeton Global Bond Fund

(Class A)(1)

The Growth Fund of America®

(Class R-4)(1)

Wanger Select

Wanger U.S. Smaller Companies

Washington Mutual Investors FundSM

(Class R-4)(1)

*

Effective May 1, 2006, AIM V.I. Growth Fund and AIM V.I. Premier Equity Fund will merge into AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund, respectively. There is no further reference to these funds in this prospectus.

(1)	This fund is available to the general public. See “Additional Risks of Investing in the Funds.”
(2)	This fund has changed its name to the name listed above. See Appendix III - Description of Underlying Funds for a complete list of former and current fund names.
(3)	Goldman Sachs( is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(4)	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.
(5)	Only available to plans offering the fund prior to March 6, 2006.

PRO.130822-06	2

TABLE OF CONTENTS

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	7
Variable Annuity Account I	8
The Company	8
Investment Options	10
Transfers	11
Contract Purchase and Participation	13
Contract Ownership and Rights	14
Right to Cancel	15
Fees	16
Your Account Value	19
Withdrawals	21
Loans	22
Systematic Distribution Options	23
Death Benefit	24
The Income Phase	25
Contract Distribution	27
Taxation	30
Other Topics	36

Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

PRO.130822-06	3

CONTRACT OVERVIEW

Questions: Contacting the Company. Contact your local representative or write or call the USFS Customer Service Center:

ING

USFS Customer Service

Defined Contribution Administration, TS21

151 Farmington Avenue

Hartford, CT 06156-1277

1-800-262-3862

Sending forms and written requests in good order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is a summary. Please read each section of this prospectus for additional information.
Who’s Who
You (the participant): The individual who participates in the contract through a retirement plan.
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.
Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor.
We (the Company): ING Life Insurance and Annuity Company. We issue the contract.
For greater detail please review “Contract Ownership and Rights” and “Contract Purchase and Participation.”
The Contract and Your Retirement Plan
Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example, a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 403(b), or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself.

Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.130822-06	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b), Roth 403(b) plans or in some 401(a) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See “Withdrawals,” “Taxation,” and “The Income Phase.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases
I.	The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

(a)   Fixed Interest Option, or

(b)  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 ||
ING Life Insurance and Annuity Company
(a) ||	Step 2	(b) ||
Fixed Interest Option	Variable Annuity Account I Variable Investment Options
The Subaccounts
A	B	Etc.
|| Step 3 ||
Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase The contract offers several payment options. See “The Income Phase.” In general, you may:

PRO.130822-06	5

>    Receive income phase payments over a lifetime or for a specified period;

>    Receive income phase payments monthly, quarterly, semi-annually or annually;

>    Select an option that provides a death benefit to beneficiaries; and

>    Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

•

•

•

FEE TABLE

In This Section:

>     Maximum Contract Holder Transaction Expenses

>    Separate Account Annual Expenses

>     Total Annual Fund Operating Expenses

>    Hypothetical Examples

>    Fees Deducted by the Funds

See “Fees” for:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Redemption Fees

>    Premium and Other Taxes

See “The Income Phase” for:

>    Fees During the Income Phase

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. State premium taxes may also be deducted.** See “The Income Phase” for fees that may apply after you begin receiving payments under the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options.

Maximum Contract Holder Transaction Expenses

Loan Interest Rate Spread*          3.0%

*This is the difference between the rate applied and the rate credited on loans under your contract. See “Loans.” Currently the loan interest rate spread is 2.5%; however, we reserve the right to apply a spread of up to 3.0%.

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Separate Account Annual Expenses
(as a percentage of average account value)
Maximum Mortality and Expense Risk Charge	1.00%[1]
Administrative Expense Charge	0.00% - 0.25%[2]
Total Separate Account Annual Expenses	1.00% - 1.25%

[1] This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See “Fees - Mortality and Expense Risk Charge.”

2    We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See “Fees - Administrative Expense Charge.”

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.27%	Maximum 1.50%

**State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.130822-06	6

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the maximum separate account annual expenses, and the fund fees and expenses as described below.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$278	$853	$1,454	$3,080

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$155	$480	$829	$1,813

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV we provide condensed financial information about the Variable Annuity Account I subaccounts you may invest in through the contract. The numbers show the year-end unit values in each subaccount from the date of first availability.

PRO.130822-06	7

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account I and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

Variable Annuity Account I

Variable Annuity Account I (the “separate account”) was established in 1994 as a separate account of ING Insurance Company of America. In connection with the merger of ING Insurance Company of America with and into ING Life Insurance and Annuity Company, the separate account was transferred to ING Life Insurance and Annuity Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. Variable Annuity Account I is a segregated asset account used to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

The Company

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

Prior to January 1, 2006, the Contracts were issued by ING Insurance Company of America (“IICA”), a direct wholly-owned subsidiary of the Company. On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life Insurance and Annuity Company assumed responsibility for IICA’s obligations under the Contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, IICA was known as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue

Hartford, Connecticut 06156

Regulatory Developments – the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

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Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers, Inc. (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Branch.

Fixed Interest Option. For a description of the Fixed Plus Account, see Appendix I.

Selecting Investment Options

•     Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.

•     Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

•     Be informed. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Additional Risks of Investing in the Funds.

Insurance-Dedicated Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

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“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

> Mixed bought for annuities and life insurance > Shared bought by more than one company

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

>    EuroPacific Growth Fund® (Class R-4)

>    Evergreen Special Values Fund (Class A)

>    Capital One Mid Cap Equity Fund (Class A)

>    Neuberger Berman Socially Responsive Fund® (Trust Class)

>    New Perspective Fund® (Class R-4)

>    Oppenheimer Developing Markets Fund (Class A)

>     Templeton Global Bond Fund (Class A)

>     The Growth Fund of America® (Class R-4)

>     Washington Mutual Investors FundSM (Class R-4)

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds which are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract Overview-Questions: Contacting the Company,” or if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

• Exceeds our current definition of excessive trading, as defined below;
• Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
• Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
• Is determined, in our sole discretion, to be not in the best interests of other contract owners or participants.

If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the Internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other Company variable annuity contracts that you own or participate in. It may also be extended to other variable contracts and variable life insurance policies that are issued to you by our affiliates, or that you participate in. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract owner or participant’s variable contract or policy, we will also take the following actions, without prior notice:

• Not accept transfer instructions from that organization individual or other party; and
• Not accept preauthorized transfer forms from market timing organizations individuals or other parties acting on behalf of more than one contract owner or participant at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract

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owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview-Questions: Contacting the Company”

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b), including Roth 403(b). Contributions to a Roth 403(b) account must be made by after-tax salary reduction (to the extent allowed by the contract), transfer, or rollover paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Purchasing the Contract.

1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.

Participating in the Contract.

1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.

If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

> Lump sum payments-A one time payment to your account in the form of a transfer from a previous plan; and/or > Installment payments-More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.

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Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Taxation.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1)

Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

(2)

Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)

Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)

Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. We may also set up a separate account to accept Roth 403(b) after-tax salary contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

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Who Holds Rights Under the Contract? The contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options. For additional information about the respective rights of the contract holder and participants, see Appendix II.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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FEES
The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Types of Fees

There are certain types of fees or charges which you may incur under the contract:

>    Transaction Fees

•  Redemption Fees

>    Fees Deducted from the Subaccounts

•  Mortality and Expense Risk Charge

•  Administrative Expense Charge

>    Fund Fees and Expenses

>    Premium and Other Taxes

Transaction Fees
Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted from the Subaccounts
Mortality and Expense Risk Charge

Maximum Amount. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus Account.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

>     The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

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>            The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

>            The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

>            The frequency, consistency and method of submitting payments and loan repayments;

>            The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

>            The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

>            The projected frequency of distributions; and

>            The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

When/How. If charged, this fee is deducted daily from the subaccounts. We will not deduct this fee from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive varying levels of revenue from each of the funds available through the contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by the Company or other Company affiliates (including but not limited to ING Investments, LLC and Directed Services, Inc.), which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by the Company or a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

In addition to the types of revenue received from affiliated and unaffiliated funds described below, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events

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associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by the Company, ING Investments, LLC, Directed Services, Inc. or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by the Company or a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

•	For those funds which the Company serves as investment adviser, a share of the management fee deducted from fund assets, which are disclosed in each fund prospectus;

•	Service fees that are deducted from fund assets, which are disclosed in each fund prospectus; and

•	For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in each fund prospectus.

Additionally, the Company receives other revenues from affiliated funds which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the applicable fund prospectus; and

•

Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the contract. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

The following table shows the 13 unaffiliated fund families and/or investment management groups which have funds currently offered through the contract, ranked according to the total amount they paid to the Company or its affiliates in 2005, in connection with the registered variable annuity contracts issued by the Company:

1. Fidelity Investments	8. Franklin Templeton Investments
2. American Funds	9. Evergreen Investments
3. Oppenheimer Funds	10. Calvert Funds
4. Lord Abbett Funds	11. PIMCO Funds
5. AIM Investments	12. Columbia Wanger Asset Management
6. Pioneer Investments	13. Hibernia Mutual Funds
7. Neuberger Berman, LLC

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Some of the fund families listed above may not have paid any amounts to the Company or its affiliates during 2005 in connection with the registered variable annuity contracts issued by the Company. If the revenues received from affiliated funds were included in the table above, payments from ING Investments, LLC and other Company affiliates would be at the top of the list.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

Certain funds may be structured as “fund of funds” (including the ING Solution portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

>     Account dollars directed to the Fixed Plus Account, including interest earnings to date; less

>     Any deductions from the Fixed Plus Account (e.g. withdrawals); plus

>     The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

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Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>     The net assets of the fund held by the subaccount as of the current valuation; minus

>     The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

>     Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

>    Divided by the total value of the subaccount’s units at the preceding valuation;

>     Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.

Step 2:

A.        He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.         He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

$5,000 contribution
Step 1 ||
ING Life Insurance and Annuity Company
Step 2 ||
Variable Annuity Account I
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
|| Step 3 ||
Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS

Deductions for Taxes

Amounts withdrawn may be subject to redemption fees, tax penalties and withholding. See “Taxation.” To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in “Contract Overview- Questions: Contacting the Company.”

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account and other restrictions (see “Withdrawal Restrictions” below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

>    Select the withdrawal amount.

•     Full Withdrawal: You will receive, reduced by any required withholding tax and redemption fees, your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed Plus Account.

•     Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax and redemption fees, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.

>    Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

> Properly complete a disbursement form and submit it to the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation date after we receive a request for withdrawal in good order at the address listed in “Contract Overview-Questions: Contacting the Company;” or
(2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

>    Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).

>     The contract may require that the contract holder certify that you are eligible for the distribution.

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LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available under contracts issued as Roth 403(b) annuities or from Roth 403(b) accounts. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code or due to our administrative practices. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview-Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

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SYSTEMATIC DISTRIBUTION OPTIONS

Features of a Systematic

Distribution Option

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

>    SWO-Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

>    ECO-Estate Conservation Option. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s minimum distribution requirement. Under ECO, the Company calculates the minimum distribution amount required by law at age 70½ (for certain plans, 70½ or retirement, if later) and pays you that amount once a year.

>    Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address listed in “Contract Overview-Questions: Contacting the Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, you may revoke it at any time through a written request to the address listed in “Contract Overview-Questions: Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Taxation.”

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DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary). The contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”
During the Accumulation Phase
Payment Process
1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.

3.  Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview-Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.
Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
> Lump-sum payment;
> Payment under an available income phase payment option (see “Income Phase-Payment Options”); and
> If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The account value may also remain invested in the contract, however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Death Benefit Calculation. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Plus Account, calculated from date of death at a rate specified by state law.

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a)	Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview-Questions: Contacting the Company;” or
(b)	The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

PRO.130822-06	24

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

>    Start date;

>    Income phase payment option (see the income phase payment options table in this section);

>    Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

>    Choice of fixed or variable income phase payments;

>    Selection of an assumed net investment rate (only if variable income phase payments are elected); and

>    Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Income Phase Payments from Fixed Plus Account Values. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview-Questions: Contacting the Company.”

PRO.130822-06	25

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted

>     When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

>     We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview-Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Taxation.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

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Lifetime Income Phase Payment Options Continued:

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

(a)   When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

(b)   100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the death of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Cash Refund Option (fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income- Two Lives- Cash Refund Option (fixed payment only)

Length of Payments: For as long as either annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. For amounts held in the Fixed Plus Account during the accumulation phase, the income phase payment must be on a fixed basis. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (“NASD”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

PRO.130822-06	27

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Banknorth Investment Group, Inc.

Baring Investment Services, Inc.

Compulife Investor Services, Inc.

Directed Services, Inc.

Financial Network Investment Corporation

Granite Investment Services, Inc.

Guaranty Brokerage Services, Inc.

ING America Equities, Inc.

ING Financial Markets LLC

ING Direct Funds Limited

ING DIRECT Securities, Inc.

ING Financial Partners, Inc.

ING Funds Distributor, LLC

Multi-Financial Securities Corporation

PrimeVest Financial Services, Inc.

Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 2% to 5%. After the first year of the participant account, renewal commissions up to 0.50% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 2% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.25%.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 5% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

PRO.130822-06	28

In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

• Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;
• Marketing allowances;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

• Sponsorship payments to support attendance at meetings by registered representatives who sell our products;
• Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

•     Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2005, received the most compensation, in the aggregate from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1) 2) 3) 4) 5) 6) 7) 8) 9) 10) 11) 12) 13)

Symetra Investment Services, Inc.

SunAmerica Securities, Inc.

Lincoln Investment Planning Inc.

Valor Insurance Agency Inc.

Edward D. Jones & Co., L.P.

National Planning Corporation

Securities America Inc.

Walnut Street Securities, Inc.

Cadaret, Grant & Co., Inc.

Multi-Financial Securities Corporation

ING Financial Partners, Inc.

Proequities, Inc.

Linsco/Private Ledger Corp.

14) 15) 16) 17) 18) 19) 20) 21) 22) 23) 24) 25)

Huckin Financial Group, Inc.

A. G. Edwards & Sons, Inc.

Jefferson Pilot Securities Corporation

Waterstone Financial Group, Inc.

Royal Alliance Associates, Inc.

AIG Financial Advisors Inc.

McGinn, Smith & Co., Inc.

NIA Securities, L.L.C.

Financial Network Investment Corporation

Mutual Service Corporation

Horan Securities, Inc.

Tower Square Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

PRO.130822-06	29

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Occasionally:

>    Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

>     The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

Taxation

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

>    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

>     Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

>     This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

>     We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

In this Section

I. Introduction

II. Taxation of Qualified Contracts

III. Possible Changes in Taxation

IV. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal Revenue Service (IRS).

Qualified Contracts

The contracts are available for purchase on a tax-qualified basis (qualified contracts).

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 401(a) and 403(b).

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II. Taxation of Qualified Contracts

General

The contracts are primarily designed for use with Tax Code section 401(a) and 403(b) plans, including Roth 403(b) plans. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Contract owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan, including 401(a), 403(b), and Roth 403(b) plans, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2006. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation of IRS Revenue Ruling 90-24, which would increase restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

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In addition to being offered as an investment option under the contract, shares of the following funds:

EuroPacific Growth Fund® (Class R-4)

Evergreen Special Values Fund (Class A)

Capital One Mid Cap Equity Fund (Class A Shares)

Neuberger Berman Socially Responsive Fund (Trust Class)

New Perspective Fund® (Class R-4)

Oppenheimer Developing Markets Fund (Class A)

Templeton Global Bond Fund (Class A)

The Growth Fund of America® (Class R-4)

Washington Mutual Investors FundSM (Class R-4)

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 457(b)(7)(A). We believe that the contracts satisfy the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Section 401(a) Plans. Section 401(a) of the Tax Code permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

401(a), 403(b), and Roth 403(b) Plans. Total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $44,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $15,000. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 403(b) salary reduction contributions are made on an after-tax basis.

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Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 403(b) or Roth 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,000; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a) and 403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

> The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code; or
> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

A payment is an eligible rollover distribution unless it is:

•      part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

• a required minimum distribution under Tax Code section 401(a)(9);
• a hardship withdrawal;
• otherwise excludable from income; or
• not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;

e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
f)

You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

g)	The distribution is made due to an IRS levy upon your plan; or
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may impose other exceptions or penalty taxes in other circumstances.

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403(b) Plans. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) account is one that meets the following requirements.

1. The withdrawal occurs after the 5-year taxable period measured from the earlier of:

a) the first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b) account established for you under the same applicable retirement plan as defined in Tax Code section 402A; or

b) if a rollover contribution was made from a designated Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 403(b) contribution to such previously established account; and

2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans, including 401(a) and 403(b) plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 401(a), 403(b), and Roth 403(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

> Start date for distributions;
> The time period in which all amounts in your contract(s) must be distributed; and
> Distribution amounts.

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Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

> Under 401(a) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½ or

>    Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

> Over your life or the joint lives of you and your designated beneficiary; or
> Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 403(b), and Roth 403(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

> Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or
> December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

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401(a), 403(b) and Roth 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers.

Section 401(a), 403(b) and Roth 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

> A plan participant as a means to provide benefit payments;
> An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
> The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns; and > Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

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Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), Roth 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

>    During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

>    During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. We will notify you in writing of any changes.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 403(b) account) as a designated Roth 403(b) annuity contract (or Roth 403(b) account) under the Tax Code, regulations, IRS Rulings and requirements.

We may change the tables for determining the amount of income phase payments attributable only to contributions accepted after the effective date of the change, without contract holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the contract, or (2) the effective date of a previous change. We will notify the contract holder in writing at least 30 days before the effective date of the change. We may not make contract changes which adversely affect the annuity benefits attributable to contributions already made to the contract.

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Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b)

When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

(c)	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in “Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account I

Offering and Purchase of Contracts

Income Phase Payments

Sales Material and Advertising

Independent Registered Public Accounting Firm

Financial Statements

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling us at the number listed in “Contract Overview-Questions: Contacting the Company.”

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APPENDIX I FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

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Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

>    One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

> One-fourth of the remaining Fixed Plus Account value 12 months later;
> One-third of the remaining Fixed Plus Account value 12 months later;
> One-half of the remaining Fixed Plus Account value 12 months later; and
> The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a)	Due to your death during the accumulation phase; or
(b)	Due to the election of an income phase payment option; or
(c)	When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

1.	Due to financial hardship as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

>     The hardship is certified by the employer;

>     The amount is paid directly to you; and

>     The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2.	Due to your separation from service with the employer, provided that all the following apply:

>     The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

> The employer certifies that you have separated from service;
> The amount withdrawn is paid directly to you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

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3.	If we terminate your account based on our right to do so for accounts below $3,500.
4.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

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APPENDIX II PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

The employer has adopted a plan under Internal Revenue Code Sections 403(b)(including Roth 403(b)) or 401(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

>     The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b) (including Roth 403(b)), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account.

>     The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

>     The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract.

>    On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

>    In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

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APPENDIX III DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Current Fund Name	Former Fund Name
Capital One Mid Cap Equity Fund	Hibernia Mid Cap Equity Fund
ING AllianceBernstein Mid Cap Growth Portfolio	ING Alliance Mid Cap Growth Portfolio
ING American Century Small-Mid Cap Value Portfolio	ING American Century Small Cap Value Portfolio
ING Davis Venture Value Portfolio	ING Salomon Brothers Fundamental Value Portfolio
ING JPMorgan International Portfolio	ING JPMorgan Fleming International Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio	ING Salomon Brothers Aggressive Growth Portfolio
ING Lord Abbett Affiliated Portfolio	ING Salomon Brothers Investors Portfolio
ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Income Portfolio
ING VP Strategic Allocation Moderate Portfolio	ING VP Strategic Allocation Balanced Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
AIM V.I. Capital Appreciation Fund	A I M Advisors, Inc.	Growth of capital.
AIM V.I. Core Equity Fund	A I M Advisors, Inc.	Growth of capital.
Calvert Variable Series, Inc. – Calvert Social Balanced Portfolio	Calvert Asset Management Company, Inc. Subadviser: New Amsterdam Partners LLC and SsgA Funds Management, Inc.

Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Capital One Mid Cap Equity Fund	Capital One Asset Management (formerly Hibernia Asset Management L.L.C. (HAM))	Seeks total return.

PRO.130822-06	44

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
EuroPacific Growth Fund®	Capital Research and Management Company

Seeks to provide long-term growth of capital. Normally, invests at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. Also may hold cash, money market instruments, and fixed income securities.

Evergreen Special Values Fund	Evergreen Investment Management Company, LLC	Seeks to produce growth of capital.
Fidelity® Variable Insurance Products – Fidelity® VIP Contrafund® Portfolio

Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Equity-Income Portfolio	Investment Adviser: Fidelity Management & Research Company Subadvisers: Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).

Fidelity® Variable Insurance Products – Fidelity® VIP Growth Portfolio	Investment Adviser: Fidelity Management & Research Company Subadvisers: Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.
Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund	Franklin Advisory Services, LLC	Seeks long-term total return.
ING Investors Trust - ING AllianceBernstein Mid Cap Growth Portfolio	Directed Services, Inc. Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.
ING Partners, Inc. – ING American Century Large Company Value Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth; income is a secondary objective.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING American Century Select Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth.
ING Partners, Inc. – ING American Century Small-Mid Cap Value Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth; income is a secondary objective.
ING Partners, Inc. – ING Baron Asset Portfolio	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc. (BAMCO)	Seeks capital appreciation.
ING Partners, Inc. – ING Baron Small Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc. (BAMCO)	Seeks capital appreciation.
ING Partners, Inc. – ING Columbia Small Cap Value II Portfolio	ING Life Insurance and Annuity Company Subadviser: Columbia Management Advisors, LLC (CMA)	Seeks long-term growth of capital.
ING Partners, Inc. – ING Davis Venture Value Portfolio	ING Life Insurance and Annuity Company Subadviser: Davis Selected Advisers, L.P. (Davis)	A nondiversified Portfolio that seeks long-term growth of capital.
ING Investors Trust - ING Evergreen Health Sciences Portfolio	Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	A non-diversified Portfolio that seeks long-term capital growth.
ING Investors Trust - ING FMRSM Diversified Mid Cap Portfolio	Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING Investors Trust - ING FMRSM Earnings Growth Portfolio	Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Fundamental Research Portfolio	ING Life Insurance and Annuity Company Subadviser: ING Investment Management Co. (ING IM)	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Partners, Inc. – ING Goldman Sachs® Capital Growth Portfolio* * Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.	ING Life Insurance and Annuity Company Subadviser: Goldman Sachs Asset Management, L.P. (GSAM)	Seeks long-term growth of capital.
ING Investors Trust - ING JPMorgan Emerging Markets Equity Portfolio	Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
ING Partners, Inc. – ING JPMorgan International Portfolio	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Asset Management (London) Limited (JPMorgan London)	Seeks long-term growth of capital.
ING Partners, Inc. – ING JPMorgan Mid Cap Value Portfolio	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)	A nondiversified Portfolio that seeks growth from capital appreciation.
ING Investors Trust - ING JPMorgan Small Cap Equity Portfolio	Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING Investors Trust - ING Julius Baer Foreign Portfolio	Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Aggressive Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc (SaBAM)	Seeks long-term growth of capital.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust - ING Legg Mason Value Portfolio	Directed Services, Inc. Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Investors Trust – ING Lord Abbett Affiliated Portfolio	Directed Services, Inc. Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING Investors Trust - ING Marsico Growth Portfolio	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Investors Trust - ING Marsico International Opportunities Portfolio	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Partners, Inc. – ING MFS Capital Opportunities Portfolio	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company (MFS)	Seeks capital appreciation.
ING Investors Trust - ING MFS Utilities Portfolio	Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Partners, Inc. – ING Neuberger Berman Partners Portfolio	ING Life Insurance and Annuity Company Subadviser: Neuberger Berman Management Inc. (Neuberger Berman)	Seeks capital growth.
ING Partners, Inc. – ING OpCap Balanced Value Portfolio	ING Life Insurance and Annuity Company Subadviser: OpCap Advisors LLC (OpCap)	Seeks capital growth, and secondarily, investment income.
ING Partners, Inc. – ING Oppenheimer Global Portfolio	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks capital appreciation.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust - ING Oppenheimer Main Street Portfolio®	Directed Services, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING Partners, Inc. – ING Oppenheimer Strategic Income Portfolio	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks a high level of current income principally derived from interest on debt securities.
ING Investors Trust - ING PIMCO High Yield Portfolio	Directed Services, Inc. Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING Partners, Inc. – ING PIMCO Total Return Portfolio	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC (PIMCO)	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Investors Trust - ING Pioneer Fund Portfolio	Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Partners, Inc. – ING Pioneer High Yield Portfolio	ING Life Insurance and Annuity Company Subadviser: Pioneer Investment Management, Inc. (Pioneer)	Seeks to maximize total return through income and capital appreciation.
ING Investors Trust - ING Pioneer Mid Cap Value Portfolio	Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING Partners, Inc. – ING Solution 2015 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Solution 2025 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution 2035 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution 2045 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution Income Portfolio	ING Life Insurance and Annuity Company	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
ING Investors Trust - ING Stock Index Portfolio	Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks total return.
ING Investors Trust - ING T. Rowe Price Capital Appreciation Portfolio	Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING Partners, Inc. – ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital appreciation.
ING Partners, Inc. – ING T. Rowe Price Growth Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital growth, and secondarily, increasing dividend income.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Templeton Foreign Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: Templeton Investment Counsel, LLC (Templeton)	Seeks long-term capital growth.
ING Investors Trust – ING Templeton Global Growth Portfolio	Directed Services, Inc. Subadviser: Templeton Global Advisors	Seeks capital appreciation.
ING Partners, Inc. – ING UBS U.S. Large Cap Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc. (UBS Global AM)	Seeks long-term growth of capital and future income.
ING Partners, Inc. – ING Van Kampen Comstock Portfolio	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks capital growth and income.
ING Partners, Inc. – ING Van Kampen Equity and Income Portfolio	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING Investors Trust - ING Van Kampen Growth and Income Portfolio	Directed Services, Inc. Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING Investors Trust - ING Van Kampen Real Estate Portfolio	Directed Services, Inc. Subadviser: Van Kampen	A non-diversified Portfolio that seeks capital appreciation and secondarily seeks current income.
ING VP Balanced Portfolio, Inc.	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

ING Variable Products Trust – ING VP Financial Services Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING VP Global Science and Technology Portfolio	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.	Seeks long-term capital appreciation.
ING Variable Funds – ING VP Growth and Income Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Variable Portfolios, Inc. – ING VP Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.
ING Investors Trust – ING VP Index Plus International Equity Portfolio	Directed Services, Inc. Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING VP Index Plus LargeCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING VP Index Plus MidCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING VP Index Plus SmallCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING VP Intermediate Bond Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING Variable Portfolios, Inc. – ING VP International Equity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

ING Variable Products Trust – ING VP International Value Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Variable Products Trust – ING VP MidCap Opportunities Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Money Market Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING Variable Products Trust – ING VP Real Estate Portfolio	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.	A nondiversified Portfolio that seeks total return.
ING Variable Portfolios, Inc. – ING VP Small Company Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.
ING Variable Products Trust – ING VP SmallCap Opportunities Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Conservative Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance.

ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance.
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Moderate Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance.

ING Variable Portfolios, Inc. – ING VP Value Opportunity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust – ING Wells Fargo Mid Cap Disciplined Portfolio	Directed Services, Inc. Subadviser: Wells Capital Management	Seeks long-term capital growth.
ING Investors Trust – ING Wells Fargo Small Cap Disciplined Portfolio	Directed Services, Inc. Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Neuberger Berman Socially Responsive Fund®	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
New Perspective Fund®	Capital Research and Management Company	Seeks to provide long-term growth of capital. Future income is a secondary objective.
Oppenheimer Developing Markets Fund	OppenheimerFunds, Inc.	Aggressively seeks capital appreciation.
Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA	OppenheimerFunds, Inc.	Seeks capital appreciation.
PIMCO VIT - Real Return Portfolio	Investment Adviser: Pacific Investment Management Company LLC (PIMCO)	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer Equity Income VCT Portfolio	Pioneer Investment Management, Inc.	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Fund VCT Portfolio	Pioneer Investment Management, Inc.	Reasonable income and capital growth.
Pioneer High Yield VCT Portfolio	Pioneer Investment Management, Inc.	Maximize total return through a combination of income and capital appreciation.
Pioneer Mid Cap Value VCT Portfolio	Pioneer Investment Management, Inc.	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Templeton Income Trust – Templeton Global Bond Fund	Franklin Advisers, Inc.	Seeks current income with capital appreciation and growth of income.
The Growth Fund of America®	Capital Research and Management Company	Seeks to provide growth of capital through a diversified portfolio of common stocks

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Wanger Advisors Trust - Wanger Select	Columbia Wanger Asset Management, L.P.	A nondiversified fund that seeks long-term growth of capital.
Wanger Advisors Trust - Wanger U.S. Smaller Companies	Columbia Wanger Asset Management, L.P.	Seeks long-term growth of capital.
Washington Mutual Investors FundSM	Capital Research and Management Company	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

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APPENDIX IV CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following table gives (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment.

(Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2000)
Value at beginning of period	$8.12	$7.69	$6.00	$8.012	$10.549	$10.549
Value at end of period	$8.75	$8.12	$7.69	$6.00	$8.012	$10.549
Number of accumulation units outstanding at end of period	1,269	1,014	1,523	953	443	70
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$8.13	$7.54	$6.12	$7.32	$9.582	$10.275
Value at end of period	$8.48	$8.13	$7.54	$6.12	$7.32	$9.582
Number of accumulation units outstanding at end of period	337,443	345,326	334,093	264,677	174,013	148
AIM V.I. GROWTH FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.44	$5.07	$3.91	$5.714	$8.731	$11.179
Value at end of period	$5.79	$5.44	$5.07	$3.91	$5.714	$8.731
Number of accumulation units outstanding at end of period	324,829	318,511	342,284	299,207	255,958	15,982
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.08	$6.76	$5.46	$7.905	$9.132	$10.792
Value at end of period	$7.40	$7.08	$6.76	$5.46	$7.905	$9.132
Number of accumulation units outstanding at end of period	373,241	366,014	335,650	251,631	158,994	245
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.17	$9.49	$8.03	$9.18
Value at end of period	$10.64	$10.17	$9.49	$8.03
Number of accumulation units outstanding at end of period	30	30	30	61
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$11.57	$10.12	$7.95	$8.863	$9.827
Value at end of period	$13.39	$11.57	$10.12	$7.95	$8.863
Number of accumulation units outstanding at end of period	3,967	4,192	3,463	3,465	463
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period	$11.88	$10.76	$8.34	$10.142	$9.897
Value at end of period	$12.45	$11.88	$10.76	$8.34	$10.142
Number of accumulation units outstanding at end of period	2,796	3,178	2,969	2,692	582

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$7.49	$7.32	$5.56	$8.039	$9.861	$9.899
Value at end of period	$7.84	$7.49	$7.32	$5.56	$8.039	$9.861
Number of accumulation units outstanding at end of period	1,966,369	1,805,324	1,539,832	1,058,748	597,344	21,539
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$6.12	$5.63	$4.12	$6.425	$8.678	$8.678
Value at end of period	$6.75	$6.12	$5.63	$4.12	$6.425	$8.678
Number of accumulation units outstanding at end of period	2,726	2,161	2,518	1,441	542	85
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.01
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	1,355,024
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.85
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	322,826
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$10.26	$9.42	$7.27	$9.11
Value at end of period	$10.78	$10.26	$9.42	$7.27
Number of accumulation units outstanding at end of period	5,635	5,632	5,631	5,629
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during December 2000)
Value at beginning of period	$11.09	$10.24	$8.70	$9.80	$10.334	$10.164
Value at end of period	$11.45	$11.09	$10.24	$8.70	$9.80	$10.334
Number of accumulation units outstanding at end of period	1,182,664	964,011	751,614	545,332	324,320	2,812
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$3.65	$3.73	$2.59	$4.454	$5.841	$9.603
Value at end of period	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	475,983	416,542	321,624	167,312	88,611	3,299
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$7.55	$7.04	$5.64	$7.593	$9.029
Value at end of period	$8.09	$7.55	$7.04	$5.64	$7.593
Number of accumulation units outstanding at end of period	4,557	4,529	4,757	4,650	4,547

CFI 2

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$6.85	$6.45	$5.00	$7.108	$9.844	$11.173
Value at end of period	$7.42	$6.85	$6.45	$5.00	$7.108	$9.844
Number of accumulation units outstanding at end of period	328,328	295,722	263,565	235,002	187,354	16,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.79	$8.03	$6.43	$8.275	$9.676	$10.952
Value at end of period	$9.17	$8.79	$8.03	$6.43	$8.275	$9.676
Number of accumulation units outstanding at end of period	1,711,200	1,475,682	1,245,690	850,722	375,985	12,812
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$16.52	$14.31	$10.92	$12.542	$12.315
Value at end of period	$18.18	$16.52	$14.31	$10.92	$12.542
Number of accumulation units outstanding at end of period	421,352	5,142	4,399	4,082	3,089
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period	$16.73	$13.85	$10.27	$11.953	$11.542
Value at end of period	$17.83	$16.73	$13.85	$10.27	$11.953
Number of accumulation units outstanding at end of period	202	190	2,688	2,690	2,643
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.57	$13.36
Value at end of period	$13.86	$13.57
Number of accumulation units outstanding at end of period	35,543	16,962
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$7.97	$6.87	$5.26	$7.239	$9.606	$9.845
Value at end of period	$9.22	$7.97	$6.87	$5.26	$7.239	$9.606
Number of accumulation units outstanding at end of period	46,331	28,991	20,880	7,888	9,690	155
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$11.97	$10.55
Value at end of period	$12.97	$11.97
Number of accumulation units outstanding at end of period	53,226	11,178
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$10.97	$10.96	$10.97	$10.908	$10.756
Value at end of period	$11.19	$10.97	$10.96	$10.97	$10.908
Number of accumulation units outstanding at end of period	178,194	161,923	186,027	265,123	49,508

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.25
Value at end of period	$8.08
Number of accumulation units outstanding at end of period	99
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.35	$12.67	$9.31	$12.246	$11.894	$12.755
Value at end of period	$15.66	$14.35	$12.67	$9.31	$12.246	$11.894
Number of accumulation units outstanding at end of period	710,431	559,666	420,712	239,998	60,753	2,007
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$9.91	$9.08	$7.36	$10.046	$11.024
Value at end of period	$10.50	$9.91	$9.08	$7.36	$10.046
Number of accumulation units outstanding at end of period	4,730	6,700	5,002	5,005	3,648
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$11.40	$10.40
Value at end of period	$11.66	$11.40
Number of accumulation units outstanding at end of period	332,013	77,439
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.22	$10.97
Value at end of period	$11.74	$11.22
Number of accumulation units outstanding at end of period	58	6

CFI 4

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account I prospectus dated April 28, 2006, as well as all current prospectuses for the funds available under the Contracts.

___ Please send a Variable Annuity Account I Statement of Additional Information (Form No. SAI.130822-06) dated April 28, 2006.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.130822-06

PART B

VARIABLE ANNUITY ACCOUNT I

A SEPARATE ACCOUNT OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 28, 2006

Retirement Master

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the “separate account”) dated April 28, 2006.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING

USFS Customer Service

Defined Contribution Administration, TS21

151 Farmington Avenue

Hartford, CT 06156-1277

1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

Prior to January 1, 2006, the contracts described in the prospectus were issued by ING Insurance Company of America (“IICA”), a direct, wholly owned subsidiary of the Company. On December 31, 2005, IICA merged with and into the Company, and the Company assumed responsibility for IICA's obligations under the contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, IICA was known as Aetna Insurance Company of America.

As of December 31, 2005, the Company had $54 billion invested through their products, including $37 billion in their separate accounts (of which the Company, or its management affiliates ING Investment Management Co. and ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2005. The Company is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc., and The Company is an indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see “Variable Annuity Account I” below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does not receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (see “Fees” in the prospectus.) From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by IICA for the purpose of funding variable annuity contracts issued by the Company. In connection with the merger of IICA with and into the Company, Variable Annuity Account I was transferred to the Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contracts are as follows:

AIM V.I. Capital Appreciation Fund (Series I) *

AIM V.I. Core Equity Fund (Series I) *

Calvert Social Balanced Portfolio

Capital One Mid Cap Equity Fund (Class A Shares) (1)(2)

EuroPacific Growth Fund® (Class R-4)(1)

Evergreen Special Values Fund

(Class A)(1)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)(2)

ING American Century Large Company Value Portfolio (Service Class)

ING American Century Select Portfolio (Service Class)

ING American Century Small-Mid Cap Value Portfolio (Service Class)(2)

ING Baron Asset Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II (Service Class)

ING Davis Venture Value Portfolio (Service Class)(2)

ING Evergreen Health Sciences Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING FMRSM Earnings Growth Portfolio (Class I)

ING Fundamental Research Portfolio (Service Class)

ING Goldman Sachs® Capital Growth Portfolio (Service Class)(3)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan International Portfolio (Initial Class)(2)

ING JPMorgan Mid Cap Value Portfolio (Service Class)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING Julius Baer Foreign Portfolio

(Class S)

ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)(2)

ING Legg Mason Value Portfolio

(Class S)

ING Lord Abbett Affiliated Portfolio (Class I)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING MFS Utilities Portfolio (Class S)

ING Neuberger Berman Partners Portfolio (Service Class)

ING OpCap Balanced Value Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Main Street Portfolio (Class S)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING PIMCO High Yield Portfolio

(Class S)

ING PIMCO Total Return Portfolio (Service Class)

ING Pioneer Fund Portfolio (Class I)

ING Pioneer High Yield Portfolio (Initial Class)

ING Pioneer Mid Cap Value Portfolio (Class I)

ING Solution 2015 Portfolio (Service Class)(4)

ING Solution 2025 Portfolio (Service Class)(4)

ING Solution 2035 Portfolio (Service Class)(4)

ING Solution 2045 Portfolio (Service Class)(4)

ING Solution Income Portfolio (Service Class)(4)

ING Stock Index Portfolio (Class I)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING Templeton Global Growth (Class I)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Van Kampen Equity and Income Portfolio (Service Class)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Van Kampen Real Estate Portfolio (Class S)

ING VP Balanced Portfolio, Inc.

(Class I)

ING VP Financial Services Portfolio (Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth and Income Portfolio (Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus International Equity Portfolio (Class S)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP Index Plus MidCap Portfolio (Class I)

ING VP Index Plus SmallCap Portfolio (Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP International Equity Portfolio (Class I)

ING VP International Value Portfolio (Class I)

ING VP MidCap Opportunities Portfolio (Class I)

ING VP Money Market Portfolio

(Class I)

ING VP Real Estate Portfolio (Class I)

ING VP Small Company Portfolio (Class I)

ING VP SmallCap Opportunities Portfolio (Class I)

ING VP Strategic Allocation Conservative Portfolio (Class I)(2)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Moderate Portfolio (Class I)(2)

ING VP Value Opportunity Portfolio (Class I)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

Neuberger Berman Socially Responsive Fund® (Trust Class)(1)

New Perspective Fund® (Class R-4)(1)

Oppenheimer Developing Markets Fund (Class A)(1)

Oppenheimer Main Street Small Cap Fund ®/VA

PIMCO VIT Real Return Portfolio (Administrative Class)

Pioneer Equity Income VCT Portfolio (Class I)

Pioneer Fund VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio (Class I)

Pioneer Mid Cap Value VCT Portfolio (Class I)

Templeton Global Bond Fund

(Class A)(1)

The Growth Fund of America®

(Class R-4)(1)

Wanger Select

Wanger U.S. Smaller Companies

Washington Mutual Investors FundSM (Class R-4)(1)

*

Effective May 1, 2006, AIM V.I. Growth Fund and AIM V.I. Premier Equity Fund will merge into AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund, respectively. There is no further reference to these funds in this prospectus.

(1) This fund is available to the general public. See “Additional Risks of Investing in the Funds” in the prospectus.

(2) This fund has changed its name to the name listed above. See Appendix III – Description of Underlying Funds in the prospectus for a complete list of former and current fund names.

(3) Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

(4) These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.

(5) Only available to plans offering the fund prior to March 6, 2006.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

3

OFFERING AND PURCHASE OF CONTRACTS

The Company’s affiliate, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the NASD, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2005, 2004 and 2003 amounted to $22,235.01, $18,831 and $1,250 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

4

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

5

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

6

FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company
Variable Annuity Account I (formerly
ING Insurance Company of America
Variable Annuity Account I)
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Financial Statements
Year ended December 31, 2005

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account I (formerly ING Insurance Company of America Variable Annuity Account I) (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
The Alger American Funds:
    Alger American Balanced Portfolio - Class O
    Alger American Income & Growth Portfolio - Class O
    Alger American Leveraged AllCap Portfolio - Class O
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc.:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
    Federated International Equity Fund II
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
ING Investors Trust:
    ING Evergreen Omega Portfolio - Institutional Class**
    ING FMRSM Earnings Growth Portfolio - Institutional Class
    ING JPMorgan Emerging Markets Equity
        Portfolio - Institutional Class
    ING JPMorgan Value Opportunities Portfolio - Service Class
    ING MFS Total Return Portfolio - Institutional Class
    ING Oppenheimer Main Street Portfolio® - Institutional Class
    ING PIMCO High Yield Portfolio - Service Class
    ING Pioneer Fund Portfolio - Institutional Class

ING Partners, Inc.:
    ING American Century Select Portfolio - Initial Class
    ING JPMorgan Fleming International Portfolio - Initial Class
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING Oppenheimer Global Portfolio - Initial Class
    ING Oppenheimer Strategic Income Portfolio - Initial Class
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
    ING T. Rowe Price Diversified Mid Cap Growth
        Portfolio - Initial Class
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
    ING VP International Value Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio:
    ING VP Balanced Portfolio - Class I
ING VP Emerging Markets Fund:
    ING VP Emerging Markets Fund
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
ING VP Natural Resources Trust

Janus Aspen Series:
    Janus Aspen Series Balanced Portfolio - Institutional Shares
    Janus Aspen Series Flexible Bond
        Portfolio - Institutional Shares
    Janus Aspen Series Large Cap Growth
        Portfolio - Institutional Shares
    Janus Aspen Series Mid Cap Growth
        Portfolio - Institutional Shares
    Janus Aspen Series Worldwide Growth
        Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
    Lord Abbett Series Fund Growth and Income
        Portfolio - Class VC Shares

MFS® Variable Insurance TrustSM:
    MFS® Strategic Income Series
    MFS® Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Fund®/VA
    Oppenheimer Strategic Bond Fund/VA
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account I (formerly ING Insurance Company of America Variable Annuity Account I) at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund- Series I Shares	American Century® VP Balanced Fund

Assets
Investments in mutual funds at fair value	$11	$2,862	$1,881	$2,762	$127

Total assets	11	2,862	1,881	2,762	127

Liabilities
Due to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$11	$2,862	$1,881	$2,762	$127

Net assets
Accumulation units	$11	$2,862	$1,881	$2,762	$127
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$11	$2,862	$1,881	$2,762	$127

Total number of mutual fund shares	450	122,026	109,030	123,745	16,964

Cost of mutual fund shares	$9	$2,374	$1,649	$2,382	$107

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	American Century® VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II	Federated Equity Income Fund II

Assets
Investments in mutual funds at fair value	$448	$233	$50,032	$4,443	$10,856

Total assets	448	233	50,032	4,443	10,856

Liabilities
Due to related parties	—	—	2	—	1

Total liabilities	—	—	2	—	1

Net assets	$448	$233	$50,030	$4,443	$10,855

Net assets
Accumulation units	$448	$233	$49,985	$4,421	$10,829
Contracts in payout (annuitization) period	—	—	45	22	26

Total net assets	$448	$233	$50,030	$4,443	$10,855

Total number of mutual fund shares	54,402	119,883	2,340,153	496,955	800,025

Cost of mutual fund shares	$351	$223	$45,537	$4,645	$10,500

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II

Assets
Investments in mutual funds at fair value	$2,814	$7,274	$7,951	$14,151	$1,062

Total assets	2,814	7,274	7,951	14,151	1,062

Liabilities
Due to related parties	—	—	—	1	—

Total liabilities	—	—	—	1	—

Net assets	$2,814	$7,274	$7,951	$14,150	$1,062

Net assets
Accumulation units	$2,814	$7,260	$7,938	$14,150	$1,062
Contracts in payout (annuitization) period	—	14	13	—	—

Total net assets	$2,814	$7,274	$7,951	$14,150	$1,062

Total number of mutual fund shares	247,744	939,784	551,365	597,350	1,061,778

Cost of mutual fund shares	$2,898	$6,822	$9,739	$15,066	$1,062

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$3,138	$27,882	$29,127	$27,440	$6,230

Total assets	3,138	27,882	29,127	27,440	6,230

Liabilities
Due to related parties	—	1	1	1	—

Total liabilities	—	1	1	1	—

Net assets	$3,138	$27,881	$29,126	$27,439	$6,230

Net assets
Accumulation units	$3,138	$27,881	$29,126	$27,439	$6,183
Contracts in payout (annuitization) period	—	—	—	—	47

Total net assets	$3,138	$27,881	$29,126	$27,439	$6,230

Total number of mutual fund shares	208,637	898,543	1,142,664	814,249	1,009,774

Cost of mutual fund shares	$2,954	$19,529	$23,237	$22,880	$6,624

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Earnings Growth Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$17,623	$301	$3,301	$1,086	$1,130

Total assets	17,623	301	3,301	1,086	1,130

Liabilities
Due to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$17,622	$301	$3,301	$1,086	$1,130

Net assets
Accumulation units	$17,622	$301	$3,301	$1,086	$1,130
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$17,622	$301	$3,301	$1,086	$1,130

Total number of mutual fund shares	124,212	23,577	160,178	98,798	106,567

Cost of mutual fund shares	$14,187	$299	$2,428	$1,054	$1,103

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING PIMCO High Yield Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$241	$1,561	$12,975	$597	$1,750

Total assets	241	1,561	12,975	597	1,750

Liabilities
Due to related parties	—	—	1	—	—

Total liabilities	—	—	1	—	—

Net assets	$241	$1,561	$12,974	$597	$1,750

Net assets
Accumulation units	$241	$1,561	$12,974	$597	$1,750
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$241	$1,561	$12,974	$597	$1,750

Total number of mutual fund shares	16,441	145,389	710,550	34,252	171,433

Cost of mutual fund shares	$236	$1,526	$12,813	$577	$1,759

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$5	$4,963	$1,618	$2,132	$41,291

Total assets	5	4,963	1,618	2,132	41,291

Liabilities
Due to related parties	—	—	—	—	2

Total liabilities	—	—	—	—	2

Net assets	$5	$4,963	$1,618	$2,132	$41,289

Net assets
Accumulation units	$—	$4,899	$1,590	$2,104	$41,211
Contracts in payout (annuitization) period	5	64	28	28	78

Total net assets	$5	$4,963	$1,618	$2,132	$41,289

Total number of mutual fund shares	470	525,738	120,472	77,809	2,914,001

Cost of mutual fund shares	$5	$4,557	$1,380	$1,781	$35,768

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$11,615	$8,161	$6,024	$15,035	$5,898

Total assets	11,615	8,161	6,024	15,035	5,898

Liabilities
Due to related parties	1	—	—	1	—

Total liabilities	1	—	—	1	—

Net assets	$11,614	$8,161	$6,024	$15,034	$5,898

Net assets
Accumulation units	$11,564	$8,157	$6,024	$14,930	$5,898
Contracts in payout (annuitization) period	50	4	—	104	—

Total net assets	$11,614	$8,161	$6,024	$15,034	$5,898

Total number of mutual fund shares	1,161,484	183,321	696,378	285,732	634,215

Cost of mutual fund shares	$11,670	$5,421	$5,282	$12,402	$5,007

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I

Assets
Investments in mutual funds at fair value	$10,252	$1,787	$2,546	$1,280	$9,080

Total assets	10,252	1,787	2,546	1,280	9,080

Liabilities
Due to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$10,252	$1,787	$2,546	$1,280	$9,080

Net assets
Accumulation units	$10,252	$1,787	$2,546	$1,277	$9,024
Contracts in payout (annuitization) period	—	—	—	3	56

Total net assets	$10,252	$1,787	$2,546	$1,280	$9,080

Total number of mutual fund shares	284,063	124,495	164,475	96,483	438,423

Cost of mutual fund shares	$9,507	$1,682	$2,326	$1,172	$6,849

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Global Science and Technology Portfolio - Class	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$2,334	$3,378	$20,639	$7,660	$4

Total assets	2,334	3,378	20,639	7,660	4

Liabilities
Due to related parties	—	—	1	—	—

Total liabilities	—	—	1	—	—

Net assets	$2,334	$3,378	$20,638	$7,660	$4

Net assets
Accumulation units	$2,334	$3,290	$20,488	$7,660	$4
Contracts in payout (annuitization) period	—	88	150	—	—

Total net assets	$2,334	$3,378	$20,638	$7,660	$4

Total number of mutual fund shares	546,604	325,418	1,338,434	409,854	216

Cost of mutual fund shares	$2,041	$2,780	$16,858	$7,368	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I

Assets
Investments in mutual funds at fair value	$1,898	$17,155	$2,278	$690	$1

Total assets	1,898	17,155	2,278	690	1

Liabilities
Due to related parties	—	1	—	—	—

Total liabilities	—	1	—	—	—

Net assets	$1,898	$17,154	$2,278	$690	$1

Net assets
Accumulation units	$1,575	$17,060	$2,278	$690	$1
Contracts in payout (annuitization) period	323	94	—	—	—

Total net assets	$1,898	$17,154	$2,278	$690	$1

Total number of mutual fund shares	187,698	792,366	164,450	54,230	45

Cost of mutual fund shares	$1,650	$14,100	$2,025	$659	$1

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC

Assets
Investments in mutual funds at fair value	$17,406	$8,134	$12,321	$379	$3,871

Total assets	17,406	8,134	12,321	379	3,871

Liabilities
Due to related parties	1	—	1	—	—

Total liabilities	1	—	1	—	—

Net assets	$17,405	$8,134	$12,320	$379	$3,871

Net assets
Accumulation units	$17,351	$8,134	$12,317	$379	$3,871
Contracts in payout (annuitization) period	54	—	3	—	—

Total net assets	$17,405	$8,134	$12,320	$379	$3,871

Total number of mutual fund shares	1,276,124	627,122	935,527	15,845	147,984

Cost of mutual fund shares	$15,438	$8,507	$12,102	$223	$3,931

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	MFS® Strategic Income Series	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Main Street Fund®/VA	Pioneer Equity Income VCT Portfolio - Class I

Assets
Investments in mutual funds at fair value	$790	$3,986	$5,863	$1

Total assets	790	3,986	5,863	1

Liabilities
Due to related parties	—	—	—	—

Total liabilities	—	—	—	—

Net assets	$790	$3,986	$5,863	$1

Net assets
Accumulation units	$790	$3,986	$5,801	$1
Contracts in payout (annuitization) period	—	—	62	—

Total net assets	$790	$3,986	$5,863	$1

Total number of mutual fund shares	74,265	80,704	269,049	32

Cost of mutual fund shares	$797	$3,258	$4,909	$1

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund – Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares	Alger American Balanced Portfolio - Class O

Net investment income (loss)
Income:
Dividends	$—	$43	$—	$23	$6

Total investment income	—	43	—	23	6
Expenses:
Mortality and expense risk and other charges	—	28	17	27	4

Total expenses	—	28	17	27	4

Net investment income (loss)	—	15	(17)	(4)	2

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	22	(43)	(23)	37
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	22	(43)	(23)	37
Net unrealized appreciation (depreciation) of investments	1	75	165	147	(24)

Net realized and unrealized gain (loss) on investments	1	97	122	124	13

Net increase (decrease) in net assets resulting from operations	$1	$112	$105	$120	$15

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	American Century® VP Balanced Fund	American Century® VP International Fund	Calvert Social Balanced Portfolio

Net investment income (loss)
Income:
Dividends	$14	$—	$2	$6	$4

Total investment income	14	—	2	6	4
Expenses:
Mortality and expense risk and other charges	13	14	2	6	5

Total expenses	13	14	2	6	5

Net investment income (loss)	1	(14)	—	—	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	129	1	13	44
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	3	129	1	13	44
Net unrealized appreciation (depreciation) of investments	(10)	(39)	3	36	(29)

Net realized and unrealized gain (loss) on investments	(7)	90	4	49	15

Net increase (decrease) in net assets resulting from operations	$(6)	$76	$4	$49	$14

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated American Leaders Fund II	Federated Capital Income Fund II	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II

Net investment income (loss)
Income:
Dividends	$961	$323	$303	$137	$917

Total investment income	961	323	303	137	917
Expenses:
Mortality and expense risk and other charges	822	80	177	45	139

Total expenses	822	80	177	45	139

Net investment income (loss)	139	243	126	92	778

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(152)	(1,711)	(127)	(13)	(24)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(152)	(1,711)	(127)	(13)	(24)
Net unrealized appreciation (depreciation) of investments	1,729	1,723	142	(59)	(683)

Net realized and unrealized gain (loss) on investments	1,577	12	15	(72)	(707)

Net increase (decrease) in net assets resulting from operations	$1,716	$255	$141	$20	$71

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated International Equity Fund II	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$37	$117	$83

Total investment income	—	—	37	117	83
Expenses:
Mortality and expense risk and other charges	122	214	21	53	374

Total expenses	122	214	21	53	374

Net investment income (loss)	(122)	(214)	16	64	(291)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2,116)	1,236	—	163	1,775
Capital gains distributions	—	—	—	2	5

Total realized gain (loss) on investments and capital gains distributions	(2,116)	1,236	—	165	1,780
Net unrealized appreciation (depreciation) of investments	2,758	462	1	(160)	2,325

Net realized and unrealized gain (loss) on investments	642	1,698	1	5	4,105

Net increase (decrease) in net assets resulting from operations	$520	$1,484	$17	$69	$3,814

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$578	$138	$1,104	$400	$13

Total investment income	578	138	1,104	400	13
Expenses:
Mortality and expense risk and other charges	449	323	105	280	5

Total expenses	449	323	105	280	5

Net investment income (loss)	129	(185)	999	120	8

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	785	(134)	364	1,266	4
Capital gains distributions	1,270	—	—	—	8

Total realized gain (loss) on investments and capital gains distributions	2,055	(134)	364	1,266	12
Net unrealized appreciation (depreciation) of investments	(970)	1,450	(1,304)	(810)	(17)

Net realized and unrealized gain (loss) on investments	1,085	1,316	(940)	456	(5)

Net increase (decrease) in net assets resulting from operations	$1,214	$1,131	$59	$576	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$22	$—	$2	$—	$—

Total investment income	22	—	2	—	—
Expenses:
Mortality and expense risk and other charges	45	5	4	—	7

Total expenses	45	5	4	—	7

Net investment income (loss)	(23)	(5)	(2)	—	(7)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	318	7	1	1	2
Capital gains distributions	17	—	3	—	—

Total realized gain (loss) on investments and capital gains distributions	335	7	4	1	2
Net unrealized appreciation (depreciation) of investments	192	32	27	5	35

Net realized and unrealized gain (loss) on investments	527	39	31	6	37

Net increase (decrease) in net assets resulting from operations	$504	$34	$29	$6	$30

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$8	$3	$34	$—	$—

Total investment income	8	3	34	—	—
Expenses:
Mortality and expense risk and other charges	52	5	7	—	51

Total expenses	52	5	7	—	51

Net investment income (loss)	(44)	(2)	27	—	(51)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(18)	6	(2)	—	84
Capital gains distributions	11	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(7)	6	(2)	—	84
Net unrealized appreciation (depreciation) of investments	162	20	(9)	—	406

Net realized and unrealized gain (loss) on investments	155	26	(11)	—	490

Net increase (decrease) in net assets resulting from operations	$111	$24	$16	$—	$439

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Fleming International Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$17	$20	$338	$263	$—

Total investment income	17	20	338	263	—
Expenses:
Mortality and expense risk and other charges	28	34	340	108	118

Total expenses	28	34	340	108	118

Net investment income (loss)	(11)	(14)	(2)	155	(118)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	299	174	391	43	422
Capital gains distributions	—	—	702	—	—

Total realized gain (loss) on investments and capital gains distributions	299	174	1,093	43	422
Net unrealized appreciation (depreciation) of investments	(159)	(177)	5,523	(55)	448

Net realized and unrealized gain (loss) on investments	140	(3)	6,616	(12)	870

Net increase (decrease) in net assets resulting from operations	$129	$(17)	$6,614	$143	$752

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Balanced Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$81	$56	$9	$28

Total investment income	—	81	56	9	28
Expenses:
Mortality and expense risk and other charges	54	227	88	93	25

Total expenses	54	227	88	93	25

Net investment income (loss)	(54)	(146)	(32)	(84)	3

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	93	535	189	101	104
Capital gains distributions	101	—	—	9	—

Total realized gain (loss) on investments and capital gains distributions	194	535	189	110	104
Net unrealized appreciation (depreciation) of investments	742	247	293	745	(39)

Net realized and unrealized gain (loss) on investments	936	782	482	855	65

Net increase (decrease) in net assets resulting from operations	$882	$636	$450	$771	$68

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$24	$34	$96	$—	$22

Total investment income	24	34	96	—	22
Expenses:
Mortality and expense risk and other charges	27	22	133	22	35

Total expenses	27	22	133	22	35

Net investment income (loss)	(3)	12	(37)	(22)	(13)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	134	99	622	4	18
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	134	99	622	4	18
Net unrealized appreciation (depreciation) of investments	(33)	(72)	12	212	239

Net realized and unrealized gain (loss) on investments	101	27	634	216	257

Net increase (decrease) in net assets resulting from operations	$98	$39	$597	$194	$244

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$239	$28	$—	$16	$24

Total investment income	239	28	—	16	24
Expenses:
Mortality and expense risk and other charges	212	48	—	21	183

Total expenses	212	48	—	21	183

Net investment income (loss)	27	(20)	—	(5)	(159)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	348	18	—	116	1,524
Capital gains distributions	—	423	—	—	215

Total realized gain (loss) on investments and capital gains distributions	348	441	—	116	1,739
Net unrealized appreciation (depreciation) of investments	449	272	1	127	(240)

Net realized and unrealized gain (loss) on investments	797	713	1	243	1,499

Net increase (decrease) in net assets resulting from operations	$824	$693	$1	$238	$1,340

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund

Net investment income (loss)
Income:
Dividends	$57	$10	$—	$395	$1

Total investment income	57	10	—	395	1
Expenses:
Mortality and expense risk and other charges	38	4	—	181	2

Total expenses	38	4	—	181	2

Net investment income (loss)	19	6	—	214	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	77	3	—	211	90
Capital gains distributions	—	23	—	—	—

Total realized gain (loss) on investments and capital gains distributions	77	26	—	211	90
Net unrealized appreciation (depreciation) of investments	27	17	—	93	(44)

Net realized and unrealized gain (loss) on investments	104	43	—	304	46

Net increase (decrease) in net assets resulting from operations	$123	$49	$—	$518	$45

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares

Net investment income (loss)
Income:
Dividends	$311	$178	$—	$—	$—

Total investment income	311	178	—	—	—
Expenses:
Mortality and expense risk and other charges	112	193	5	47	15

Total expenses	112	193	5	47	15

Net investment income (loss)	199	(15)	(5)	(47)	(15)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(102)	123	41	703	(91)
Capital gains distributions	44	—	22	—	—

Total realized gain (loss) on investments and capital gains distributions	(58)	123	63	703	(91)
Net unrealized appreciation (depreciation) of investments	(12)	123	69	(983)	101

Net realized and unrealized gain (loss) on investments	(70)	246	132	(280)	10

Net increase (decrease) in net assets resulting from operations	$129	$231	$127	$(327)	$(5)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	MFS® Strategic Income Series

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$36	$65

Total investment income	—	—	—	36	65
Expenses:
Mortality and expense risk and other charges	28	42	91	23	13

Total expenses	28	42	91	23	13

Net investment income (loss)	(28)	(42)	(91)	13	52

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,042	2,724	2,148	24	2
Capital gains distributions	—	—	—	223	3

Total realized gain (loss) on investments and capital gains distributions	1,042	2,724	2,148	247	5
Net unrealized appreciation (depreciation) of investments	(1,443)	(3,304)	(2,930)	(114)	(54)

Net realized and unrealized gain (loss) on investments	(401)	(580)	(782)	133	(49)

Net increase (decrease) in net assets resulting from operations	$(429)	$(622)	$(873)	$146	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	MFS® Total Return Series - Initial Class	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Strategic Bond Fund/VA

Net investment income (loss)
Income:
Dividends	$310	$—	$203	$106	$435

Total investment income	310	—	203	106	435
Expenses:
Mortality and expense risk and other charges	151	55	65	94	36

Total expenses	151	55	65	94	36

Net investment income (loss)	159	(55)	138	12	399

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,541	353	3,633	780	371
Capital gains distributions	607	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2,148	353	3,633	780	371
Net unrealized appreciation (depreciation) of investments	(2,233)	87	(4,716)	(523)	(890)

Net realized and unrealized gain (loss) on investments	(85)	440	(1,083)	257	(519)

Net increase (decrease) in net assets resulting from operations	$74	$385	$(945)	$269	$(120)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

Pioneer Equity Income VCT Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—

Total investment income	—
Expenses:
Mortality and expense risk and other charges	—

Total expenses	—

Net investment income (loss)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—
Capital gains distributions	—

Total realized gain (loss) on investments and capital gains distributions	—
Net unrealized appreciation (depreciation) of investments	—

Net realized and unrealized gain (loss) on investments	—

Net increase (decrease) in net assets resulting from operations	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund – Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Net assets at January 1, 2004	$12	$2,525	$1,735	$2,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(17)	(12)
Net realized gain (loss) on investments and capital gains distributions	—	(14)	(173)	(87)
Net unrealized appreciation (depreciation) of investments	—	214	302	206

Net increase (decrease) in net assets from operations	—	201	112	107
Changes from principal transactions:
Total unit transactions	(4)	87	(114)	215

Increase (decrease) in net assets derived from principal transactions	(4)	87	(114)	215

Total increase (decrease)	(4)	288	(2)	322

Net assets at December 31, 2004	8	2,813	1,733	2,591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	15	(17)	(4)
Net realized gain (loss) on investments and capital gains distributions	—	22	(43)	(23)
Net unrealized appreciation (depreciation) of investments	1	75	165	147

Net increase (decrease) in net assets from operations	1	112	105	120
Changes from principal transactions:
Total unit transactions	2	(63)	43	51

Increase (decrease) in net assets derived from principal transactions	2	(63)	43	51

Total increase (decrease)	3	49	148	171

Net assets at December 31, 2005	$11	$2,862	$1,881	$2,762

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Alger American Balanced Portfolio - Class O	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	American Century® VP Balanced Fund

Net assets at January 1, 2004	$630	$1,668	$1,660	$177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(13)	(22)	1
Net realized gain (loss) on investments and capital gains distributions	8	(28)	(13)	3
Net unrealized appreciation (depreciation) of investments	2	125	128	6

Net increase (decrease) in net assets from operations	11	84	93	10
Changes from principal transactions:
Total unit transactions	(262)	(388)	(297)	(58)

Increase (decrease) in net assets derived from principal transactions	(262)	(388)	(297)	(58)

Total increase (decrease)	(251)	(304)	(204)	(48)

Net assets at December 31, 2004	379	1,364	1,456	129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	(14)	—
Net realized gain (loss) on investments and capital gains distributions	37	3	129	1
Net unrealized appreciation (depreciation) of investments	(24)	(10)	(39)	3

Net increase (decrease) in net assets from operations	15	(6)	76	4
Changes from principal transactions:
Total unit transactions	(394)	(1,358)	(1,532)	(6)

Increase (decrease) in net assets derived from principal transactions	(394)	(1,358)	(1,532)	(6)

Total increase (decrease)	(379)	(1,364)	(1,456)	(2)

Net assets at December 31, 2005	$—	$—	$—	$127

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	American Century® VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II

Net assets at January 1, 2004	$532	$424	$81,925	$8,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	54	237
Net realized gain (loss) on investments and capital gains distributions	1	11	896	(1,519)
Net unrealized appreciation (depreciation) of investments	61	17	4,550	1,832

Net increase (decrease) in net assets from operations	58	29	5,500	550
Changes from principal transactions:
Total unit transactions	(108)	(36)	(17,909)	(1,864)

Increase (decrease) in net assets derived from principal transactions	(108)	(36)	(17,909)	(1,864)

Total increase (decrease)	(50)	(7)	(12,409)	(1,314)

Net assets at December 31, 2004	482	417	69,516	6,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	139	243
Net realized gain (loss) on investments and capital gains distributions	13	44	(152)	(1,711)
Net unrealized appreciation (depreciation) of investments	36	(29)	1,729	1,723

Net increase (decrease) in net assets from operations	49	14	1,716	255
Changes from principal transactions:
Total unit transactions	(83)	(198)	(21,202)	(2,624)

Increase (decrease) in net assets derived from principal transactions	(83)	(198)	(21,202)	(2,624)

Total increase (decrease)	(34)	(184)	(19,486)	(2,369)

Net assets at December 31, 2005	$448	$233	$50,030	$4,443

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II

Net assets at January 1, 2004	$17,322	$5,051	$14,508	$11,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	149	780	(150)
Net realized gain (loss) on investments and capital gains distributions	(297)	74	(535)	(846)
Net unrealized appreciation (depreciation) of investments	1,863	(132)	860	2,177

Net increase (decrease) in net assets from operations	1,660	91	1,105	1,181
Changes from principal transactions:
Total unit transactions	(3,590)	(1,457)	(3,234)	(2,746)

Increase (decrease) in net assets derived from principal transactions	(3,590)	(1,457)	(3,234)	(2,746)

Total increase (decrease)	(1,930)	(1,366)	(2,129)	(1,565)

Net assets at December 31, 2004	15,392	3,685	12,379	10,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126	92	778	(122)
Net realized gain (loss) on investments and capital gains distributions	(127)	(13)	(24)	(2,116)
Net unrealized appreciation (depreciation) of investments	142	(59)	(683)	2,758

Net increase (decrease) in net assets from operations	141	20	71	520
Changes from principal transactions:
Total unit transactions	(4,678)	(891)	(5,176)	(2,761)

Increase (decrease) in net assets derived from principal transactions	(4,678)	(891)	(5,176)	(2,761)

Total increase (decrease)	(4,537)	(871)	(5,105)	(2,241)

Net assets at December 31, 2005	$10,855	$2,814	$7,274	$7,951

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net assets at January 1, 2004	$20,317	$3,768	$5,491	$26,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(260)	(20)	92	(277)
Net realized gain (loss) on investments and capital gains distributions	468	—	86	960
Net unrealized appreciation (depreciation) of investments	2,058	—	(6)	2,785

Net increase (decrease) in net assets from operations	2,266	(20)	172	3,468
Changes from principal transactions:
Total unit transactions	(5,011)	(1,595)	(1,033)	(1,786)

Increase (decrease) in net assets derived from principal transactions	(5,011)	(1,595)	(1,033)	(1,786)

Total increase (decrease)	(2,745)	(1,615)	(861)	1,682

Net assets at December 31, 2004	17,572	2,153	4,630	27,934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(214)	16	64	(291)
Net realized gain (loss) on investments and capital gains distributions	1,236	—	165	1,780
Net unrealized appreciation (depreciation) of investments	462	1	(160)	2,325

Net increase (decrease) in net assets from operations	1,484	17	69	3,814
Changes from principal transactions:
Total unit transactions	(4,906)	(1,108)	(1,561)	(3,867)

Increase (decrease) in net assets derived from principal transactions	(4,906)	(1,108)	(1,561)	(3,867)

Total increase (decrease)	(3,422)	(1,091)	(1,492)	(53)

Net assets at December 31, 2005	$14,150	$1,062	$3,138	$27,881

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Net assets at January 1, 2004	$38,898	$29,686	$12,642	$25,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	(276)	824	4
Net realized gain (loss) on investments and capital gains distributions	491	(379)	665	7
Net unrealized appreciation (depreciation) of investments	2,853	1,151	(735)	1,953

Net increase (decrease) in net assets from operations	3,435	496	754	1,964
Changes from principal transactions:
Total unit transactions	(5,428)	(1,074)	(3,598)	(4,073)

Increase (decrease) in net assets derived from principal transactions	(5,428)	(1,074)	(3,598)	(4,073)

Total increase (decrease)	(1,993)	(578)	(2,844)	(2,109)

Net assets at December 31, 2004	36,905	29,108	9,798	23,475

Increase (decrease) in net assets
Operations:
Net investment income (loss)	129	(185)	999	120
Net realized gain (loss) on investments and capital gains distributions	2,055	(134)	364	1,266
Net unrealized appreciation (depreciation) of investments	(970)	1,450	(1,304)	(810)

Net increase (decrease) in net assets from operations	1,214	1,131	59	576
Changes from principal transactions:
Total unit transactions	(8,993)	(2,800)	(3,627)	(6,429)

Increase (decrease) in net assets derived from principal transactions	(8,993)	(2,800)	(3,627)	(6,429)

Total increase (decrease)	(7,779)	(1,669)	(3,568)	(5,853)

Net assets at December 31, 2005	$29,126	$27,439	$6,230	$17,622

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Earnings Growth Portfolio - Institutional Class

Net assets at January 1, 2004	$636	$3,114	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	(6)	—	—
Net realized gain (loss) on investments and capital gains distributions	26	97	—	—
Net unrealized appreciation (depreciation) of investments	(29)	236	—	—

Net increase (decrease) in net assets from operations	15	327	—	—
Changes from principal transactions:
Total unit transactions	(219)	(96)	—	—

Increase (decrease) in net assets derived from principal transactions	(219)	(96)	—	—

Total increase (decrease)	(204)	231	—	—

Net assets at December 31, 2004	432	3,345	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(23)	(5)	(2)
Net realized gain (loss) on investments and capital gains distributions	12	335	7	4
Net unrealized appreciation (depreciation) of investments	(17)	192	32	27

Net increase (decrease) in net assets from operations	3	504	34	29
Changes from principal transactions:
Total unit transactions	(134)	(548)	1,052	1,101

Increase (decrease) in net assets derived from principal transactions	(134)	(548)	1,052	1,101

Total increase (decrease)	(131)	(44)	1,086	1,130

Net assets at December 31, 2005	$301	$3,301	$1,086	$1,130

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Main Street Portfolio® - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(7)	(44)	(2)
Net realized gain (loss) on investments and capital gains distributions	1	2	(7)	6
Net unrealized appreciation (depreciation) of investments	5	35	162	20

Net increase (decrease) in net assets from operations	6	30	111	24
Changes from principal transactions:
Total unit transactions	235	1,531	12,863	573

Increase (decrease) in net assets derived from principal transactions	235	1,531	12,863	573

Total increase (decrease)	241	1,561	12,974	597

Net assets at December 31, 2005	$241	$1,561	$12,974	$597

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class

Net assets at January 1, 2004	$—	$—	$—	$1,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(5)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	149
Net unrealized appreciation (depreciation) of investments	—	—	—	211

Net increase (decrease) in net assets from operations	—	—	—	355
Changes from principal transactions:
Total unit transactions	—	—	—	256

Increase (decrease) in net assets derived from principal transactions	—	—	—	256

Total increase (decrease)	—	—	—	611

Net assets at December 31, 2004	—	—	—	2,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	(51)	(11)
Net realized gain (loss) on investments and capital gains distributions	(2)	—	84	299
Net unrealized appreciation (depreciation) of investments	(9)	—	406	(159)

Net increase (decrease) in net assets from operations	16	—	439	129
Changes from principal transactions:
Total unit transactions	1,734	5	4,524	(823)

Increase (decrease) in net assets derived from principal transactions	1,734	5	4,524	(823)

Total increase (decrease)	1,750	5	4,963	(694)

Net assets at December 31, 2005	$1,750	$5	$4,963	$1,618

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Capital Opportunities Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Net assets at January 1, 2004	$3,225	$—	$—	$11,703

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	—	—	(144)
Net realized gain (loss) on investments and capital gains distributions	123	—	—	(21)
Net unrealized appreciation (depreciation) of investments	219	—	—	904

Net increase (decrease) in net assets from operations	314	—	—	739
Changes from principal transactions:
Total unit transactions	(477)	—	—	(3,073)

Increase (decrease) in net assets derived from principal transactions	(477)	—	—	(3,073)

Total increase (decrease)	(163)	—	—	(2,334)

Net assets at December 31, 2004	3,062	—	—	9,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(2)	155	(118)
Net realized gain (loss) on investments and capital gains distributions	174	1,093	43	422
Net unrealized appreciation (depreciation) of investments	(177)	5,523	(55)	448

Net increase (decrease) in net assets from operations	(17)	6,614	143	752
Changes from principal transactions:
Total unit transactions	(913)	34,675	11,471	(1,960)

Increase (decrease) in net assets derived from principal transactions	(913)	34,675	11,471	(1,960)

Total increase (decrease)	(930)	41,289	11,614	(1,208)

Net assets at December 31, 2005	$2,132	$41,289	$11,614	$8,161

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net assets at January 1, 2004	$—	$19,372	$7,314	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(233)	(44)	—
Net realized gain (loss) on investments and capital gains distributions	—	156	(55)	—
Net unrealized appreciation (depreciation) of investments	—	1,503	947	—

Net increase (decrease) in net assets from operations	—	1,426	848	—
Changes from principal transactions:
Total unit transactions	—	(2,139)	(1,169)	—

Increase (decrease) in net assets derived from principal transactions	—	(2,139)	(1,169)	—

Total increase (decrease)	—	(713)	(321)	—

Net assets at December 31, 2004	—	18,659	6,993	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(146)	(32)	(84)
Net realized gain (loss) on investments and capital gains distributions	194	535	189	110
Net unrealized appreciation (depreciation) of investments	742	247	293	745

Net increase (decrease) in net assets from operations	882	636	450	771
Changes from principal transactions:
Total unit transactions	5,142	(4,261)	(1,545)	9,481

Increase (decrease) in net assets derived from principal transactions	5,142	(4,261)	(1,545)	9,481

Total increase (decrease)	6,024	(3,625)	(1,095)	10,252

Net assets at December 31, 2005	$6,024	$15,034	$5,898	$10,252

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I

Net assets at January 1, 2004	$1,035	$1,094	$1,648	$11,684

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(7)	8	107
Net realized gain (loss) on investments and capital gains distributions	73	78	10	312
Net unrealized appreciation (depreciation) of investments	52	99	87	268

Net increase (decrease) in net assets from operations	124	170	105	687
Changes from principal transactions:
Total unit transactions	351	529	(164)	(1,816)

Increase (decrease) in net assets derived from principal transactions	351	529	(164)	(1,816)

Total increase (decrease)	475	699	(59)	(1,129)

Net assets at December 31, 2004	1,510	1,793	1,589	10,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(3)	12	(37)
Net realized gain (loss) on investments and capital gains distributions	104	134	99	622
Net unrealized appreciation (depreciation) of investments	(39)	(33)	(72)	12

Net increase (decrease) in net assets from operations	68	98	39	597
Changes from principal transactions:
Total unit transactions	209	655	(348)	(2,072)

Increase (decrease) in net assets derived from principal transactions	209	655	(348)	(2,072)

Total increase (decrease)	277	753	(309)	(1,475)

Net assets at December 31, 2005	$1,787	$2,546	$1,280	$9,080

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Net assets at January 1, 2004	$2,897	$3,073	$16,152	$63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(31)	(16)	(1)
Net realized gain (loss) on investments and capital gains distributions	320	(44)	39	2
Net unrealized appreciation (depreciation) of investments	(357)	242	1,539	9

Net increase (decrease) in net assets from operations	(64)	167	1,562	10
Changes from principal transactions:
Total unit transactions	(682)	(4)	751	12

Increase (decrease) in net assets derived from principal transactions	(682)	(4)	751	12

Total increase (decrease)	(746)	163	2,313	22

Net assets at December 31, 2004	2,151	3,236	18,465	85

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(13)	27	(20)
Net realized gain (loss) on investments and capital gains distributions	4	18	348	441
Net unrealized appreciation (depreciation) of investments	212	239	449	272

Net increase (decrease) in net assets from operations	194	244	824	693
Changes from principal transactions:
Total unit transactions	(11)	(102)	1,349	6,882

Increase (decrease) in net assets derived from principal transactions	(11)	(102)	1,349	6,882

Total increase (decrease)	183	142	2,173	7,575

Net assets at December 31, 2005	$2,334	$3,378	$20,638	$7,660

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I

Net assets at January 1, 2004	$37	$492	$15,188	$3,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(142)	(16)
Net realized gain (loss) on investments and capital gains distributions	8	60	819	(59)
Net unrealized appreciation (depreciation) of investments	(5)	60	1,157	343

Net increase (decrease) in net assets from operations	3	118	1,834	268
Changes from principal transactions:
Total unit transactions	(37)	530	(712)	(198)

Increase (decrease) in net assets derived from principal transactions	(37)	530	(712)	(198)

Total increase (decrease)	(34)	648	1,122	70

Net assets at December 31, 2004	3	1,140	16,310	3,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	(159)	19
Net realized gain (loss) on investments and capital gains distributions	—	116	1,739	77
Net unrealized appreciation (depreciation) of investments	1	127	(240)	27

Net increase (decrease) in net assets from operations	1	238	1,340	123
Changes from principal transactions:
Total unit transactions	—	520	(496)	(991)

Increase (decrease) in net assets derived from principal transactions	—	520	(496)	(991)

Total increase (decrease)	1	758	844	(868)

Net assets at December 31, 2005	$4	$1,898	$17,154	$2,278

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP International Value Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund

Net assets at January 1, 2004	$—	$—	$13,216	$190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	120	(1)
Net realized gain (loss) on investments and capital gains distributions	—	—	114	7
Net unrealized appreciation (depreciation) of investments	15	—	902	19

Net increase (decrease) in net assets from operations	15	—	1,136	25
Changes from principal transactions:
Total unit transactions	119	—	1,175	(56)

Increase (decrease) in net assets derived from principal transactions	119	—	1,175	(56)

Total increase (decrease)	134	—	2,311	(31)

Net assets at December 31, 2004	134	—	15,527	159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	—	214	(1)
Net realized gain (loss) on investments and capital gains distributions	26	—	211	90
Net unrealized appreciation (depreciation) of investments	17	—	93	(44)

Net increase (decrease) in net assets from operations	49	—	518	45
Changes from principal transactions:
Total unit transactions	507	1	1,360	(204)

Increase (decrease) in net assets derived from principal transactions	507	1	1,360	(204)

Total increase (decrease)	556	1	1,878	(159)

Net assets at December 31, 2005	$690	$1	$17,405	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares

Net assets at January 1, 2004	$11,032	$19,909	$423	$14,592

Increase (decrease) in net assets
Operations:
Net investment income (loss)	635	(59)	(1)	86
Net realized gain (loss) on investments and capital gains distributions	536	(36)	12	100
Net unrealized appreciation (depreciation) of investments	(837)	38	26	608

Net increase (decrease) in net assets from operations	334	(57)	37	794
Changes from principal transactions:
Total unit transactions	(2,693)	(6,490)	(78)	(4,176)

Increase (decrease) in net assets derived from principal transactions	(2,693)	(6,490)	(78)	(4,176)

Total increase (decrease)	(2,359)	(6,547)	(41)	(3,382)

Net assets at December 31, 2004	8,673	13,362	382	11,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	199	(15)	(5)	(47)
Net realized gain (loss) on investments and capital gains distributions	(58)	123	63	703
Net unrealized appreciation (depreciation) of investments	(12)	123	69	(983)

Net increase (decrease) in net assets from operations	129	231	127	(327)
Changes from principal transactions:
Total unit transactions	(668)	(1,273)	(130)	(10,883)

Increase (decrease) in net assets derived from principal transactions	(668)	(1,273)	(130)	(10,883)

Total increase (decrease)	(539)	(1,042)	(3)	(11,210)

Net assets at December 31, 2005	$8,134	$12,320	$379	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

Net assets at January 1, 2004	$5,518	$9,545	$10,449	$28,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	161	(100)	(128)	(98)
Net realized gain (loss) on investments and capital gains distributions	117	(82)	882	(648)
Net unrealized appreciation (depreciation) of investments	(182)	324	1,128	1,394

Net increase (decrease) in net assets from operations	96	142	1,882	648
Changes from principal transactions:
Total unit transactions	(2,047)	(2,785)	(56)	(7,100)

Increase (decrease) in net assets derived from principal transactions	(2,047)	(2,785)	(56)	(7,100)

Total increase (decrease)	(1,951)	(2,643)	1,826	(6,452)

Net assets at December 31, 2004	3,567	6,902	12,275	21,890

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(28)	(42)	(91)
Net realized gain (loss) on investments and capital gains distributions	(91)	1,042	2,724	2,148
Net unrealized appreciation (depreciation) of investments	101	(1,443)	(3,304)	(2,930)

Net increase (decrease) in net assets from operations	(5)	(429)	(622)	(873)
Changes from principal transactions:
Total unit transactions	(3,562)	(6,473)	(11,653)	(21,017)

Increase (decrease) in net assets derived from principal transactions	(3,562)	(6,473)	(11,653)	(21,017)

Total increase (decrease)	(3,567)	(6,902)	(12,275)	(21,890)

Net assets at December 31, 2005	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	MFS® Strategic Income Series	MFS® Total Return Series - Initial Class	Oppenheimer Aggressive Growth Fund/VA

Net assets at January 1, 2004	$—	$1,384	$18,622	$4,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	43	47	(60)
Net realized gain (loss) on investments and capital gains distributions	7	25	211	443
Net unrealized appreciation (depreciation) of investments	53	(3)	1,390	298

Net increase (decrease) in net assets from operations	65	65	1,648	681
Changes from principal transactions:
Total unit transactions	818	(396)	(2,768)	(492)

Increase (decrease) in net assets derived from principal transactions	818	(396)	(2,768)	(492)

Total increase (decrease)	883	(331)	(1,120)	189

Net assets at December 31, 2004	883	1,053	17,502	4,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	52	159	(55)
Net realized gain (loss) on investments and capital gains distributions	247	5	2,148	353
Net unrealized appreciation (depreciation) of investments	(114)	(54)	(2,233)	87

Net increase (decrease) in net assets from operations	146	3	74	385
Changes from principal transactions:
Total unit transactions	2,842	(266)	(17,576)	(954)

Increase (decrease) in net assets derived from principal transactions	2,842	(266)	(17,576)	(954)

Total increase (decrease)	2,988	(263)	(17,502)	(569)

Net assets at December 31, 2005	$3,871	$790	$—	$3,986

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Strategic Bond Fund/VA	Pioneer Equity Income VCT Portfolio - Class I

Net assets at January 1, 2004	$14,349	$7,918	$8,115	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(43)	306	—
Net realized gain (loss) on investments and capital gains distributions	318	38	236	—
Net unrealized appreciation (depreciation) of investments	2,588	608	76	—

Net increase (decrease) in net assets from operations	2,903	603	618	—
Changes from principal transactions:
Total unit transactions	2,602	(374)	439	—

Increase (decrease) in net assets derived from principal transactions	2,602	(374)	439	—

Total increase (decrease)	5,505	229	1,057	—

Net assets at December 31, 2004	19,854	8,147	9,172	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	138	12	399	—
Net realized gain (loss) on investments and capital gains distributions	3,633	780	371	—
Net unrealized appreciation (depreciation) of investments	(4,716)	(523)	(890)	—

Net increase (decrease) in net assets from operations	(945)	269	(120)	—
Changes from principal transactions:
Total unit transactions	(18,909)	(2,553)	(9,052)	1

Increase (decrease) in net assets derived from principal transactions	(18,909)	(2,553)	(9,052)	1

Total increase (decrease)	(19,854)	(2,284)	(9,172)	1

Net assets at December 31, 2005	$—	$5,863	$—	$1

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

1.	Organization

ING Life Insurance and Annuity Company Variable Annuity Account I (formerly ING Insurance Company of America Variable Annuity Account I) (the “Account”) was established by ING Insurance Company of America (“IICA”) to support the operations of variable annuity contracts (“Contracts”).

Effective December 31, 2005 (the “merger date”), IICA was merged with and into ING Life Insurance and Annuity Company (“ILIAC” or the “Company”). As of the merger date, IICA ceased to exist and was succeeded by ILIAC. In conjunction with the merger, the Account was transferred to ILIAC and had its name changed to ING Life Insurance and Annuity Company Variable Annuity Account I. The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

Contracts are identified in Note 7 (Unit Summary) by the qualifiers ILIAC I, ILIAC II, and ILIAC III. ILIAC I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning June 28, 1995. ILIAC II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning May 1, 1998. Contracts are no longer sold under qualifiers ILIAC I and ILIAC II. ILIAC III Contracts represent certain group Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e) plans issued beginning September 24, 2000.

At December 31, 2005, the Account had 64 active investment divisions (the “Divisions”), 28 of which invest in independently managed mutual funds and 36 of which invest in mutual funds managed by an affiliate, either ING Investments, LLC, Directed Services, Inc., or ILIAC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
    Federated International Equity Fund II
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond
        Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
ING Investors Trust:
    ING Evergreen Omega Portfolio - Institutional Class**
    ING FMRSM Earnings Growth
        Portfolio - Institutional Class**
    ING JPMorgan Emerging Markets Equity
        Portfolio - Institutional Class**
    ING JPMorgan Value Opportunities
        Portfolio - Service Class**
    ING MFS Total Return Portfolio - Institutional Class**
    ING Oppenheimer Main Street
        Portfolio® - Institutional Class**
    ING PIMCO High Yield Portfolio - Service Class**
    ING Pioneer Fund Portfolio - Institutional Class**
ING Partners, Inc.:
    ING American Century Select Portfolio - Initial Class**
    ING JPMorgan Fleming International
        Portfolio - Initial Class**
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING Oppenheimer Global Portfolio - Initial Class**

ING Partners, Inc. (continued):
    ING Oppenheimer Strategic Income
        Portfolio - Initial Class**
    ING Salomon Brothers Aggressive Growth
        Portfolio - Initial Class
    ING T. Rowe Price Diversified Mid Cap Growth
        Portfolio - Initial Class**
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Equity and Income
        Portfolio - Initial Class**
ING Strategic Allocation Portfolio, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
    ING VP International Value Portfolio - Class I*
    ING VP SmallCap Opportunities Portfolio - Class I**
ING VP Balanced Portfolio:
    ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
    ING VP Natural Resources Trust
Lord Abbett Series Fund, Inc:
    Lord Abbett Series Fund - Growth and Income
        Portfolio - Class VC*
MFS® Variable Insurance TrustSM:
    MFS® Strategic Income Series
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Main Street Fund®/VA
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT Portfolio - Class I

*       Division became available in 2004
** Division became available in 2005

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

The following Divisions were closed during 2005:

Alger American Balanced Portfolio - Class O
Alger American Income & Growth Portfolio - Class O
Alger American Leveraged AllCap Portfolio - Class O
ING VP Emerging Markets Fund
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
MFS® Total Return Series - Initial Class
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA

The following divisions were offered during 2005, but had no investments as of December 31, 2005:

EuroPacific Growth Fund® - Class R-4
Evergreen Special Values Fund - Class A
Franklin Small Cap Value Securities Fund - Class 2
Hibernia Mid Cap Equity Fund - Class A
ING AllianceBernstein Mid Cap Growth
    Portfolio - Service Class
ING American Century Large Company Value
    Portfolio - Service Class
ING American Century Select Portfolio - Service Class
ING American Century Small Cap Value
    Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Class S
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth
    Portfolio - Service Class
ING Index Plus Large Cap VP with Principal Protection
ING JPMorgan Emerging Markets Equity
    Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities
    Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class

ING Real Estate Securities VP
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation
    Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
    Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Van Kampen Growth and Income
    Portfolio - Service Class
ING VP Financial Services Portfolio - Class I
ING VP Growth Opportunities Portfolio - Class I
ING VP MagnaCap Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class I
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
New Perspective Fund® - Class R-4
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Main Street Small Cap Fund®/VA
Pax World Balanced Fund
PIMCO Real Return Portfolio - Admin Class
Pioneer Fund VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I
Templeton Global Bond Fund - Class A
The Growth Fund of America® - Class R-4
Wanger Select
Wanger U.S. Smaller Companies
Washington Mutual Investors FundSM - Class R-4

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

There were no name changes of any Divisions during 2005.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the contractowners’ aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.25% of the average daily net asset value of each Division of the Account.

Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Premium Taxes

Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, ILIAC may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

Other Charges

Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

4.	Related Party Transactions

During the year ended December 31, 2005, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for fees at annual rates ranging from 0.40% to 1.25% of the average net assets of each respective Portfolio.

Management fees were also paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Money Market Portfolio, ING Strategic Allocation Portfolio, Inc., ING Variable Funds, ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund.

In addition, management fees were paid to ILIAC in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.80% of the average net assets of each respective Fund.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$2	$—	$3	$7
AIM V.I. Core Equity Fund - Series I Shares	399	448	424	336
AIM V.I. Growth Fund - Series I Shares	323	297	326	457
AIM V.I. Premier Equity Fund - Series I Shares	429	383	536	333
The Alger American Funds:
Alger American Balanced Portfolio - Class O	6	398	56	317
Alger American Income & Growth - Class O	14	1,371	46	447
Alger American Leveraged AllCap - Class O	—	1,547	24	343
American Century Investments:
American Century VP Balanced Fund	2	8	4	61
American Century VP International Fund	6	90	3	115
Calvert Variable Series, Inc:
Calvert Social Balanced Portfolio	153	352	115	150
Federated Insurance Series:
Federated American Leaders Fund II	1,154	22,216	1,575	19,430
Federated Capital Income Fund II	572	2,954	569	2,196
Federated Equity Income Fund II	741	5,292	1,005	4,501
Federated Fund for U.S. Government Securities II	289	1,088	434	1,717
Federated High Income Bond Fund II	935	5,333	1,286	3,740
Federated International Equity Fund II	134	3,017	175	3,071
Federated Mid Cap Growth Strategies Fund II	158	5,276	231	5,502
Federated Prime Money Fund II	1,030	2,122	1,716	3,331
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	380	1,875	1,672	2,613
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,866	7,018	4,938	7,001
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,690	10,282	3,970	9,163
Fidelity® VIP Growth Portfolio - Initial Class	4,113	7,097	4,997	6,347
Fidelity® VIP High Income Portfolio - Initial Class	1,849	4,476	2,823	5,597
Fidelity® VIP Index 500 Portfolio - Initial Class	1,123	7,430	3,540	7,609
Fidelity® VIP Investment Grade Bond Portfolio -Initial Class	21	139	45	227
Fidelity® VIP Overseas Portfolio - Initial Class	574	1,128	857	959

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars In Thousands)
ING Investors Trust:
ING Evergreen Omega Portfolio - Institutional Class	$1,271	$223	$—	$—
ING FMRSM Earnings Growth Portfolio - Institutional Class	1,179	78	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	279	44	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	1,639	114	—	—
ING MFS Total Return Portfolio - Institutional Class	13,980	1,149	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	792	221	—	—
ING PIMCO High Yield Portfolio - Service Class	1,952	190	—	—
ING Pioneer Fund Portfolio - Institutional Class	5	—	—	—
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	5,977	1,504
ING JPMorgan Fleming International Portfolio - Initial Class	581	1,416	1,400	1,149
ING MFS Capital Opportunities Portfolio - Initial Class	70	997	335	840
ING Oppenheimer Global Portfolio - Initial Class	42,054	6,676	—	—
ING Oppenheimer Strategic Income Portfolio - Initial Class	14,496	2,868	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	247	2,325	134	3,351
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	6,425	1,236	—	—
ING T. Rowe Price Growth Equity Portfolio - Initial Class	412	4,819	2,283	4,655
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	787	2,364	952	2,165
ING Van Kampen Equity and Income Portfolio - Initial Class	11,556	2,151	—	—
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	1,049	838	879	529
ING VP Strategic Allocation Growth Portfolio - Class I	1,174	522	1,004	482
ING VP Strategic Allocation Income Portfolio - Class I	330	666	360	516
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	417	2,527	739	2,448
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	541	574	933	1,642
ING VP Growth Portfolio - Class I	610	725	669	704
ING VP Index Plus LargeCap Portfolio - Class I	4,344	2,967	3,648	2,913
ING VP Index Plus MidCap Portfolio - Class I	7,617	332	23	12
ING VP Index Plus SmallCap Portfolio - Class I	2	2	2	39
ING VP International Equity Portfolio - Class I	1,407	892	1,015	487
ING VP Small Company Portfolio - Class I	4,287	4,726	4,074	4,928
ING VP Value Opportunity Portfolio - Class I	670	1,642	991	1,205
ING Variable Products Trust:
ING VP International Value Portfolio - Class I	610	74	122	3
ING VP SmallCap Opportunities Portfolio - Class I	1	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars In Thousands)
ING VP Balanced Portfolio:
ING VP Balanced Portfolio - Class I	$3,625	$2,051	$3,493	$2,198
ING VP Emerging Markets Portfolio:
ING VP Emerging Markets Fund	1	206	2	59
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	3,765	4,191	2,913	4,574
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	14,282	15,569	17,388	23,937
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	22	135	11	90
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	235	11,165	902	4,992
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	248	3,826	1,100	2,954
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	94	6,595	349	3,234
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	538	12,234	2,874	3,058
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	40	21,147	737	7,935
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Growth and Income Portfolio - Class VC	3,352	274	836	6
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	131	342	363	716
MFS® Total Return Series - Initial Class	1,494	18,304	2,589	5,310
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	805	1,814	1,627	2,179
Oppenheimer Global Securities Fund/VA	1,335	20,105	5,512	2,913
Oppenheimer Main Street Fund®/VA	426	2,967	1,774	2,191
Oppenheimer Strategic Bond Fund/VA	1,472	10,125	2,677	1,932
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	1	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

6.	Changes in Units

The net changes in units outstanding follow:

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	254	—	255	1,405	(1,914)	(509)
AIM V.I. Core Equity Fund - Series I Shares	44,640	(52,523)	(7,883)	57,371	(46,138)	11,233
AIM V.I. Growth Fund - Series I Shares	59,322	(53,004)	6,318	72,588	(96,362)	(23,774)
AIM V.I. Premier Equity Fund - Series I Shares	58,565	(51,338)	7,227	86,215	(55,850)	30,365
The Alger American Funds:
Alger American Balanced Portfolio - Class O	—	(18,659)	(18,659)	6,782	(20,114)	(13,332)
Alger American Income & Growth - Class O	16	(64,252)	(64,236)	6,895	(26,200)	(19,305)
Alger American Leveraged AllCap - Class O	16	(71,129)	(71,113)	1,245	(16,669)	(15,424)
American Century Investments:
American Century VP Balanced Fund	—	(342)	(342)	775	(4,563)	(3,788)
American Century VP International Fund	—	(5,046)	(5,046)	314	(7,878)	(7,564)
Calvert Variable Series, Inc:
Calvert Social Balanced Portfolio	12,332	(28,459)	(16,127)	12,175	(15,171)	(2,996)
Federated Insurance Series:
Federated American Leaders Fund II	9,484	(961,297)	(951,813)	98,839	(960,481)	(861,642)
Federated Capital Income Fund II	19,730	(217,428)	(197,698)	29,977	(184,158)	(154,181)
Federated Equity Income Fund II	33,110	(374,438)	(341,328)	85,353	(365,805)	(280,452)
Federated Fund for U.S. Government Securities II	10,009	(67,700)	(57,691)	16,747	(112,308)	(95,561)
Federated High Income Bond Fund II	1,419	(323,166)	(321,747)	15,081	(228,089)	(213,008)
Federated International Equity Fund II	9,031	(184,232)	(175,201)	22,242	(213,195)	(190,953)
Federated Mid Cap Growth Strategies Fund II	7,842	(233,464)	(225,622)	28,979	(287,987)	(259,008)
Federated Prime Money Fund II	81,076	(171,385)	(90,309)	166,857	(297,024)	(130,167)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	18,856	(122,130)	(103,274)	185,607	(251,419)	(65,812)
Fidelity® VIP Contrafund® Portfolio - Initial Class	134,330	(318,751)	(184,421)	392,371	(479,064)	(86,693)
Fidelity® VIP Equity-Income Portfolio - Initial Class	60,517	(555,245)	(494,728)	427,635	(733,140)	(305,505)
Fidelity® VIP Growth Portfolio - Initial Class	451,577	(556,417)	(104,840)	650,583	(589,878)	60,705
Fidelity® VIP High Income Portfolio - Initial Class	89,991	(418,187)	(328,196)	268,274	(628,607)	(360,333)
Fidelity® VIP Index 500 Portfolio - Initial Class	47,380	(395,528)	(348,148)	286,900	(511,054)	(224,154)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	(8,305)	(8,305)	12	(13,907)	(13,895)
Fidelity® VIP Overseas Portfolio - Initial Class	39,610	(78,150)	(38,540)	86,230	(94,141)	(7,911)
ING Investors Trust:
ING Evergreen Omega Portfolio - Institutional Class	128,110	(21,346)	106,764	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	121,634	(7,532)	114,102	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	25,981	(3,995)	21,986	—	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	157,112	(10,358)	146,754	—	—	—
ING MFS Total Return Portfolio - Institutional Class	1,357,387	(112,448)	1,244,939	—	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	74,145	(20,048)	54,097	—	—	—
ING PIMCO High Yield Portfolio - Service Class	184,332	(17,808)	166,524	—	—	—
ING Pioneer Fund Portfolio - Institutional Class	524	(21)	503	—	—	—
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	603,664	(140,620)	463,044	—	—	—
ING JPMorgan Fleming International Portfolio - Initial Class	47,282	(111,129)	(63,847)	155,499	(131,290)	24,209
ING MFS Capital Opportunities Portfolio - Initial Class	4,486	(78,368)	(73,882)	34,026	(76,870)	(42,844)
ING Oppenheimer Global Portfolio - Initial Class	4,078,838	(602,002)	3,476,836	—	—	—
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,439,552	(287,536)	1,152,016	—	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	27,177	(226,977)	(199,800)	57,147	(397,639)	(340,492)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	626,392	(111,166)	515,226	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity Portfolio - Initial Class	25,027	(243,689)	(218,662)	228,102	(345,603)	(117,501)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	81,394	(233,892)	(152,498)	193,734	(321,127)	(127,393)
ING Van Kampen Equity and Income Portfolio - Initial Class	1,141,785	(199,688)	942,097	—	—	—
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	67,100	(53,593)	13,507	82,657	(58,246)	24,411
ING VP Strategic Allocation Growth Portfolio - Class I	69,656	(31,385)	38,271	70,255	(37,187)	33,068
ING VP Strategic Allocation Income Portfolio - Class I	19,512	(43,227)	(23,715)	30,144	(37,114)	(6,970)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	32,564	(188,642)	(156,078)	58,784	(198,802)	(140,018)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	150,855	(162,137)	(11,282)	287,533	(478,728)	(191,195)
ING VP Growth Portfolio - Class I	71,974	(58,711)	13,263	91,985	(76,902)	15,083
ING VP Index Plus LargeCap Portfolio - Class I	418,530	(219,932)	198,598	437,200	273,928	163,272
ING VP Index Plus MidCap Portfolio - Class I	434,908	(18,698)	416,210	2,077	(1,333)	744
ING VP Index Plus SmallCap Portfolio - Class I	103	(90)	13	144	(2,642)	(2,498)
ING VP International Equity Portfolio - Class I	146,353	(93,598)	52,755	135,640	(73,441)	62,199
ING VP Small Company Portfolio - Class I	258,958	(221,225)	37,733	361,667	(354,531)	7,136
ING VP Value Opportunity Portfolio - Class I	37,371	(98,444)	(61,073)	71,666	(81,455)	(9,789)
ING Variable Products Trust:
ING VP International Value Portfolio - Class I	48,155	(6,108)	42,047	2,305,440	(2,294,262)	11,178
ING VP SmallCap Opportunities Portfolio - Class I	99	—	99	—	—	—
ING VP Balanced Portfolio:
ING VP Balanced Portfolio - Class I	285,246	(127,782)	157,464	334,554	(187,081)	147,473
ING VP Emerging Markets Portfolio:
ING VP Emerging Markets Fund	—	(13,702)	(13,702)	132	(6,078)	(5,946)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	230,336	(272,139)	(41,803)	173,232	(347,230)	(173,998)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	1,219,679	(1,323,004)	(103,325)	146,842	(671,246)	(524,404)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	—	(6,823)	(6,823)	—	(5,319)	(5,319)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	10,615	(527,643)	(517,028)	62,717	(255,673)	(192,956)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	14,851	(233,405)	(218,554)	73,937	(197,408)	(123,471)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	7,848	(444,446)	(436,598)	253,488	(437,751)	(184,263)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	59,503	(1,347,855)	(1,288,352)	260,007	(221,173)	38,834
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	5,699	(1,353,423)	(1,347,724)	116,727	(562,194)	(445,467)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Growth and Income Portfolio - Class VC	278,186	(23,612)	254,574	78,383	(945)	77,438
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	4,635	(24,004)	(19,369)	29,319	(59,653)	(30,334)
MFS® Total Return Series - Initial Class	33,742	(983,826)	(950,084)	265,885	(418,239)	(152,354)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	56,682	(121,997)	(65,315)	197,283	(236,625)	(39,342)
Oppenheimer Global Securities Fund/VA	71,461	(1,215,126)	(1,143,665)	414,599	(226,434)	188,165
Oppenheimer Main Street Fund®/VA	33,209	(226,684)	(193,475)	180,058	(211,139)	(31,081)
Oppenheimer Strategic Bond Fund/VA	70,638	(683,741)	(613,103)	227,684	(189,922)	37,762
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	52	—	52	6	—	6

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

7.	Unit Summary

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2005 follows:

Division/Contract	Units Outstanding	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
ILIAC III	1,268.590	$8.75	$11,100

	1,268.590		$11,100

AIM V.I. Core Equity Fund - Series I Shares
ILIAC III	337,443.022	$8.48	$2,861,517

	337,443.022		$2,861,517

AIM V.I. Growth Fund - Series I Shares
ILIAC III	324,829.076	$5.79	$1,880,760

	324,829.076		$1,880,760

AIM V.I. Premier Equity Fund - Series I Shares
ILIAC III	373,240.524	$7.40	$2,761,980

	373,240.524		$2,761,980

American Century® VP Balanced Fund
ILIAC I	7,423.077	$17.14	$127,232

	7,423.077		$127,232

American Century® VP International Fund
ILIAC I	24,998.901	$17.91	$447,730

	24,998.901		$447,730

Calvert Social Balanced Portfolio
ILIAC I	14,120.246	$12.57	$177,491
ILIAC II	4,427.127	12.45	55,118
ILIAC III	30.341	10.64	323

	18,577.714		$232,932

Federated American Leaders Fund II
Annuity contracts in payout			$45,593
ILIAC I	2,175,234.363	$22.98	49,986,886

	2,175,234.363		$50,032,479

Federated Capital Income Fund II
Annuity contracts in payout			$21,684
ILIAC I	328,461.331	$13.46	4,421,090

	328,461.331		$4,442,774

Federated Equity Income Fund II
Annuity contracts in payout			$26,013
ILIAC I	774,147.302	$13.99	10,830,321

	774,147.302		$10,856,334

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Federated Fund for U.S. Government Securities II
ILIAC I	181,455.191	$15.51	$2,814,370

	181,455.191		$2,814,370

Federated High Income Bond Fund II
Annuity contracts in payout			$13,936
ILIAC I	446,219.648	$16.27	$7,259,994

	446,219.648		$7,273,930

Federated International Equity Fund II
Annuity contracts in payout			$12,921
ILIAC I	466,378.679	$17.02	$7,937,765

	466,378.679		$7,950,686

Federated Mid Cap Growth Strategies Fund II
ILIAC I	594,339.080	$23.81	$14,151,213

	594,339.080		$14,151,213

Federated Prime Money Fund II
ILIAC I	85,627.233	$12.40	$1,061,778

	85,627.233		$1,061,778

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
ILIAC I	135,595.289	$17.26	$2,340,375
ILIAC II	64,472.520	$12.37	797,525

	200,067.809		$3,137,900

Fidelity® VIP Contrafund® Portfolio - Initial Class
ILIAC I	884,670.443	$27.52	$24,346,131
ILIAC II	189,474.188	18.38	3,482,536
ILIAC III	3,967.214	13.39	53,121

	1,078,111.845		$27,881,788

Fidelity® VIP Equity-Income Portfolio - Initial Class
ILIAC I	1,186,833.498	$20.91	$24,816,688
ILIAC II	308,442.433	13.86	4,275,012
ILIAC III	2,795.662	12.45	34,806

	1,498,071.593		$29,126,506

Fidelity® VIP Growth Portfolio - Initial Class
ILIAC I	602,621.311	$16.98	$10,232,510
ILIAC II	144,231.852	12.42	1,791,360
ILIAC III	1,966,368.941	7.84	15,416,332

	2,713,222.104		$27,440,202

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout			$47,372
ILIAC I	426,422.175	$12.41	5,291,899
ILIAC II	96,224.030	9.26	891,035

	522,646.205		$6,230,306

Fidelity® VIP Index 500 Portfolio - Initial Class
ILIAC I	730,265.921	$21.22	$15,496,243
ILIAC II	170,290.139	12.49	2,126,924

	900,556.060		$17,623,167

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
ILIAC I	18,605.225	$16.17	$300,846

	18,605.225		$300,846

Fidelity® VIP Overseas Portfolio - Initial Class
ILIAC I	154,037.996	$17.83	$2,746,497
ILIAC II	41,094.474	13.50	554,775

	195,132.470		$3,301,272

ING Evergreen Omega Portfolio - Institutional Class
ILIAC I	106,763.688	$10.17	$1,085,787

	106,763.688		$1,085,787

ING FMRSM Earnings Growth Portfolio - Institutional Class
ILIAC I	114,102.423	$9.90	$1,129,614

	114,102.423		$1,129,614

ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
ILIAC I	20,856.747	$10.97	$228,799
ILIAC II	1,129.039	10.97	12,386

	21,985.786		$241,185

ING JPMorgan Value Opportunities Portfolio - Service Class
ILIAC I	145,472.884	$10.64	$1,547,831
ILIAC II	1,281.146	10.65	13,644

	146,754.030		$1,561,475

ING MFS Total Return Portfolio - Institutional Class
ILIAC I	1,007,579.565	$10.42	$10,498,979
ILIAC II	237,359.843	10.43	2,475,663

	1,244,939.408		$12,974,642

ING Oppenheimer Main Street Portfolio® - Institutional Class
ILIAC I	40,710.830	$11.04	$449,448
ILIAC II	13,385.671	11.05	147,912

	54,096.501		$597,360

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
ILIAC I	150,817.567	$10.51	$1,585,093
ILIAC II	15,706.685	10.52	165,234

	166,524.252		$1,750,327

ING Pioneer Fund
Annuity contracts in payout			$5,193

			$5,193

ING American Century Select Portfolio - Initial Class
Annuity contracts in payout			$64,130
ILIAC I	390,028.025	$10.72	4,181,100
ILIAC II	66,890.699	10.73	717,737

	456,918.724		$4,962,967

ING JPMorgan Fleming International Portfolio - Initial Class
Annuity contracts in payout			$28,101
ILIAC I	87,472.497	$13.62	1,191,375
ILIAC II	30,651.051	13.00	398,464

	118,123.548		$1,617,940

ING MFS Capital Opportunities Portfolio - Initial Class
Annuity contracts in payout			$28,191
ILIAC I	119,686.423	$12.44	1,488,899
ILIAC II	51,670.436	11.90	614,878

	171,356.859		$2,131,968

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout			$78,388
ILIAC I	1,845,043.875	$12.00	22,140,527
ILIAC II	270,033.526	12.02	3,245,803
ILIAC III	1,355,023.966	11.68	15,826,680

	3,470,101.367		$41,291,398

ING Oppenheimer Strategic Income Portfolio - Initial Class
Annuity contracts in payout			$49,655
ILIAC I	630,745.594	$10.10	6,370,530
ILIAC II	193,542.783	10.11	1,956,718
ILIAC III	322,825.710	10.03	3,237,942

	1,147,114.087		$11,614,845

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
Annuity contracts in payout			$4,436
ILIAC I	682,314.165	$10.74	7,328,054
ILIAC II	85,413.484	9.49	810,574
ILIAC III	2,725.517	6.75	18,397

	770,453.166		$8,161,461

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
ILIAC I	447,604.549	$11.69	$5,232,497
ILIAC II	67,621.407	11.70	791,170

	515,225.956		$6,023,667

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Annuity contracts in payout			$104,266
ILIAC I	651,997.194	$20.31	13,242,063
ILIAC II	114,097.638	14.27	1,628,173
ILIAC III	5,634.621	10.78	60,741

	771,729.453		$15,035,243

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ILIAC I	497,935.640	$10.66	$5,307,994
ILIAC II	50,187.734	11.76	590,208

	548,123.374		$5,898,202

ING Van Kampen Equity and Income Portfolio - Initial Class
ILIAC I	759,681.968	$10.88	$8,265,340
ILIAC II	182,408.737	10.89	1,986,431
ILIAC III	6.135	10.71	66

	942,096.840		$10,251,837

ING VP Strategic Allocation Balanced Portfolio - Class I
ILIAC I	97,208.288	$17.07	$1,659,345
ILIAC II	10,534.911	12.07	127,156

	107,743.199		$1,786,501

ING VP Strategic Allocation Growth Portfolio - Class I
ILIAC I	136,356.093	$17.89	$2,439,411
ILIAC II	9,030.955	11.81	106,656

	145,387.048		$2,546,067

ING VP Strategic Allocation Income Portfolio - Class I
Annuity contracts in payout			$3,331
ILIAC I	70,290.911	$16.73	1,175,967
ILIAC II	7,955.631	12.70	101,037

	78,246.542		$1,280,335

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout			$55,999
ILIAC I	409,643.768	$15.81	6,476,468
ILIAC II	262,047.099	9.58	2,510,411
ILIAC III	4,557.257	8.09	36,868

	676,248.124		$9,079,746

ING VP Global Science and Technology Portfolio - Class I
ILIAC I	91,603.264	$3.94	$360,917
ILIAC II	13,786.296	3.98	54,869
ILIAC III	475,982.851	4.03	1,918,211

	581,372.411		$2,333,997

ING VP Growth Portfolio - Class I
Annuity contracts in payout			$87,650
ILIAC I	38,833.243	$15.23	591,430
ILIAC II	23,463.926	11.19	262,561
ILIAC III	328,327.896	7.42	2,436,193

	390,625.065		$3,377,834

ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout			$149,625
ILIAC I	193,784.281	$19.01	3,683,839
ILIAC II	86,450.853	12.88	1,113,487
ILIAC III	1,711,200.399	9.17	15,691,708

	1,991,435.533		$20,638,659

ING VP Index Plus MidCap Portfolio - Class I
ILIAC III	421,351.954	$18.18	$7,660,179

	421,351.954		$7,660,179

ING VP Index Plus SmallCap Portfolio - Class I
ILIAC III	201.661	$17.83	$3,596

	201.661		$3,596

ING VP International Equity Portfolio - Class I
Annuity contracts in payout			$322,660
ILIAC I	93,169.384	$10.75	1,001,571
ILIAC II	13,439.680	10.88	146,224
ILIAC III	46,330.568	9.22	427,168

	152,939.632		$1,897,623

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Small Company Portfolio - Class I
Annuity contracts in payout			$93,654
ILIAC I	192,426.104	$23.81	4,581,666
ILIAC II	78,632.877	17.22	1,354,058
ILIAC III	710,430.627	15.66	11,125,344

	981,489.608		$17,154,722

ING VP Value Opportunity Portfolio - Class I
ILIAC I	91,011.785	$18.76	$1,707,381
ILIAC II	37,696.330	$13.81	520,586
ILIAC III	4,729.829	$10.50	49,663

	133,437.944		$2,277,630

ING VP International Value Portfolio - Class I
ILIAC III	53,226.079	$12.97	$690,342

	53,226.079		$690,342

ING VP SmallCap Opportunities Portfolio - Class I
ILIAC III	99.053	$8.08	$800

	99.053		$800

ING VP Balanced Portfolio - Class I
Annuity contracts in payout			$53,658
ILIAC I	157,365.947	$19.56	3,078,078
ILIAC II	53,784.952	13.63	733,089
ILIAC III	1,182,663.879	11.45	13,541,501

	1,393,814.778		$17,406,326

ING VP Intermediate Bond Portfolio - Class I
ILIAC I	372,440.900	$15.95	$5,940,432
ILIAC II	118,764.932	14.32	1,700,714
ILIAC III	35,542.555	13.86	492,620

	526,748.387		$8,133,766

ING VP Money Market Portfolio - Class I
Annuity contracts in payout			$2,879
ILIAC I	640,750.747	$12.74	8,163,165
ILIAC II	183,466.707	11.78	2,161,238
ILIAC III	178,193.592	11.19	1,993,986

	1,002,411.046		$12,321,268

ING VP Natural Resources Trust
ILIAC I	16,204.275	$23.37	$378,694

	16,204.275		$378,694

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
ILIAC III	332,013.141	$11.66	$3,871,273

	332,013.141		$3,871,273

MFS® Strategic Income Series
ILIAC I	42,535.553	$13.84	$588,692
ILIAC II	14,869.542	13.55	201,482

	57,405.095		$790,174

Oppenheimer Aggressive Growth Fund/VA
ILIAC I	177,662.203	$16.74	$2,974,065
ILIAC II	74,296.954	13.62	1,011,925

	251,959.157		$3,985,990

Oppenheimer Main Street Fund®/VA
Annuity contracts in payout			$61,814
ILIAC I	293,789.860	$14.24	4,183,568
ILIAC II	146,751.460	11.02	1,617,201

	440,541.320		$5,862,583

Pioneer Equity Income VCT Portfolio - Class I
ILIAC III	57.507	$11.74	$675

	57.507		$675

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2005	1	$8.75	$11	0.07%	1.00%	7.76%
2004	1	$8.12	8	—	1.00%	5.59%
2003	2	$7.69	12	—	1.00%	28.17%
2002	1	$6.00	6	—	1.00%	-25.11%
2001	1	$8.01	4	12.41	1.00% to 1.25%	-24.05%
AIM V.I. Core Equity Fund - Series I Shares
2005	337	$8.48	2,862	1.50	1.00%	4.31%
2004	345	$8.13	2,813	1.01	1.00%	7.82%
2003	334	$7.54	2,525	1.06	1.00%	23.20%
2002	265	$6.12	1,625	0.40	1.00%	-16.42%
2001	174	$7.32	1,281	0.09	1.00% to 1.25%	-23.61%
AIM V.I. Growth Fund - Series I Shares
2005	325	$5.79	1,881	—	1.00%	6.43%
2004	319	$5.44	1,733	—	1.00%	7.30%
2003	342	$5.07	1,735	—	1.00%	29.67%
2002	299	$3.91	1,170	—	1.00%	-31.66%
2001	256	$5.71	1,463	0.43	1.00% to 1.25%	-34.56%
AIM V.I. Premier Equity Fund - Series I Shares
2005	373	$7.40	2,762	0.85	1.00%	4.52%
2004	366	$7.08	2,591	0.49	1.00%	4.73%
2003	336	$6.76	2,269	0.33	1.00%	23.81%
2002	252	$5.46	1,374	0.41	1.00%	-30.95%
2001	159	$7.91	1,257	4.22	1.00% to 1.25%	-13.44%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

American Century® VP Balanced Fund
2005	7	$17.14	$127	1.81%	1.40%	3.44%
2004	8	$16.57	129	1.96	1.40%	8.23%
2003	12	$15.31	177	3.08	1.40%	17.86%
2002	21	$12.99	277	2.74	1.40%	-10.82%
2001	23	$14.57	336	6.24	1.25% to 1.40%	-4.89%
American Century® VP International Fund
2005	25	$17.91	448	1.19	1.40%	11.66%
2004	30	$16.04	482	0.59	1.40%	13.36%
2003	38	$14.15	532	0.79	1.40%	22.72%
2002	41	$11.53	477	0.84	1.40%	-21.49%
2001	67	$14.69	979	10.52	1.25% to 1.40%	-30.17%
Calvert Social Balanced Portfolio
2005	19	$10.64 to $12.57	233	1.26	1.00% to 1.40%	4.14% to 4.62%
2004	35	$10.17 to $12.07	417	1.66	1.00% to 1.40%	6.81% to 7.17%
2003	38	$9.49 to $11.30	424	2.64	1.00% to 1.40%	17.59% to 18.18%
2002	19	$8.03 to $9.61	182	2.65	1.00% to 1.40%	-13.38% to -12.46%
2001	20	$10.92 to $11.09	222	5.66	1.00% to 1.40%	-8.25% to -8.10%
Federated American Leaders Fund II
2005	2,175	$22.98	50,030	1.61	1.40%	3.56%
2004	3,130	$22.19	69,516	1.46	1.40%	8.24%
2003	3,991	$20.50	81,925	1.52	1.40%	25.92%
2002	4,801	$16.28	78,300	1.15	1.25% to 1.40%	-21.33%
2001	5,677	$20.70	117,754	2.00	1.25% to 1.40%	-5.56%
Federated Capital Income Fund II
2005	328	$13.46	4,443	5.73	1.40%	4.83%
2004	528	$12.84	6,812	4.55	1.40%	8.35%
2003	682	$11.85	8,126	6.54	1.40%	18.98%
2002	870	$9.96	8,714	5.53	1.25% to 1.40%	-25.01%
2001	1,123	$13.28	14,993	3.52	1.25% to 1.40%	-14.94%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Equity Income Fund II
2005	774	$13.99	$10,855	2.31%	1.40%	1.89%
2004	1,118	$13.73	15,392	1.95	1.40%	11.26%
2003	1,398	$12.34	17,322	1.88	1.40%	25.53%
2002	1,535	$9.83	15,168	2.03	1.25% to 1.40%	-21.85%
2001	1,809	$12.58	22,899	1.95	1.25% to 1.40%	-12.24%
Federated Fund for U.S. Government Securities II
2005	181	$15.51	2,814	4.21	1.40%	0.65%
2004	239	$15.41	3,685	4.81	1.40%	2.12%
2003	335	$15.09	5,051	4.20	1.40%	0.94%
2002	510	$14.95	7,622	3.39	1.40%	7.52%
2001	414	$13.90	5,750	5.53	1.25% to 1.40%	5.53%
Federated High Income Bond Fund II
2005	446	$16.27	7,274	9.33	1.40%	1.18%
2004	769	$16.08	12,379	7.18	1.40%	8.94%
2003	982	$14.76	14,508	7.74	1.40%	20.49%
2002	1,175	$12.25	14,413	10.18	1.25% to 1.40%	-0.03%
2001	1,465	$12.25	17,955	10.78	1.25% to 1.40%	-0.05%
Federated International Equity Fund II
2005	466	$17.02	7,951	—	1.40%	7.52%
2004	642	$15.83	10,192	—	1.40%	12.51%
2003	833	$14.07	11,757	—	1.40%	30.04%
2002	1,068	$10.82	11,589	—	1.25% to 1.40%	-23.84%
2001	1,436	$14.21	20,460	13.04	1.25% to 1.40%	-30.42%
Federated Mid Cap Growth Strategies Fund II
2005	594	$23.81	14,150	—	1.40%	11.11%
2004	820	$21.43	17,572	—	1.40%	13.81%
2003	1,079	$18.83	20,317	—	1.40%	38.15%
2002	1,290	$13.63	17,585	—	1.40%	-27.38%
2001	1,710	$18.77	32,104	1.60	1.25% to 1.40%	-23.48%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Prime Money Fund II
2005	86	$12.40	$1,062	2.31%	1.40%	1.31%
2004	176	$12.24	2,153	0.78	1.40%	-0.57%
2003	306	$12.31	3,768	0.72	1.40%	-0.73%
2002	462	$12.40	5,731	1.41	1.40%	-0.01%
2001	417	$12.41	5,175	3.90	1.25% to 1.40%	2.28%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2005	200	$12.37 to $17.26	3,138	3.02	1.25% to 1.40%	2.55% to 2.74%
2004	303	$12.04 to $16.83	4,630	3.36	1.25% to 1.40%	4.02% to 4.15%
2003	369	$11.56 to $16.18	5,491	3.48	1.25% to 1.40%	16.32% to 16.53%
2002	391	$9.92 to $13.91	5,092	3.86	1.25% to 1.40%	-10.01% to -9.87%
2001	428	$11.01 to $15.46	6,147	5.71	1.25% to 1.40%	-5.44% to -5.30%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	1,078	$13.39 to $27.52	27,881	0.30	1.00% to 1.40%	15.29% to 15.73%
2004	1,263	$11.57 to $23.87	27,934	0.34	1.00% to 1.40%	13.88% to 14.33%
2003	1,349	$10.12 to $20.96	26,252	0.44	1.00% to 1.40%	26.65% to 27.30%
2002	1,431	$7.95 to $16.55	22,088	0.88	1.00% to 1.40%	-10.62% to -10.25%
2001	1,631	$8.86 to $18.52	28,132	3.67	1.00% to 1.40%	-13.48% to -9.81%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	1,498	$12.45 to $ 20.91	29,126	1.75	1.00% to 1.40%	4.39% to 4.80%
2004	1,993	$11.88 to $20.03	36,905	1.59	1.00% to 1.40%	9.93% to 10.41%
2003	2,298	$10.76 to $18.22	38,898	1.70	1.00% to 1.40%	28.49% to 29.02%
2002	2,485	$8.34 to $14.18	32,897	1.80	1.00% to 1.40%	-18.11% to -17.77%
2001	2,801	$10.14 to $17.31	45,509	6.50	1.00% to 1.40%	-6.30% to 2.48%
Fidelity® VIP Growth Portfolio - Initial Class
2005	2,713	$7.84 to 16.98	27,439	0.49	1.00% to 1.40%	4.30% to 4.67%
2004	2,818	$7.49 to $16.28	29,108	0.27	1.00% to 1.40%	1.94% to 2.32%
2003	2,757	$7.32 to $15.97	29,686	0.24	1.00% to 1.40%	31.01% to 31.65%
2002	2,474	$5.56 to $12.19	22,175	0.25	1.00% to 1.40%	-31.09% to -30.80%
2001	2,207	$8.04 to $17.69	31,764	7.38	1.00% to 1.40%	-18.81% to -18.48%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Fidelity® VIP High Income Portfolio - Initial Class
2005	523	$9.26 to $12.41	$6,230	13.78%	1.25% to 1.40%	1.31% to 1.42%
2004	856	$9.13 to $12,25	9,798	8.58	1.25% to 1.40%	8.02 to 8.18%
2003	1,216	$8.44 to $11.34	12,642	6.01	1.25% to 1.40%	25.44% to 25.78%
2002	790	$6.71 to $9.04	6,897	11.08	1.25% to 1.40%	2.00% to 2.15%
2001	945	$6.57 to $8.86	7,979	17.37	1.25% to 1.40%	-12.98% to -12.85%
Fidelity® VIP Index 500 Portfolio - Initial Class
2005	901	$12.49 to $21.22	17,622	1.95	1.25% to 1.40%	3.36% to 3.57%
2004	1,249	$12.06 to $20.53	23,475	1.39	1.25% to 1.40%	9.03% to 9.24%
2003	1,473	$11.04 to $18.83	25,584	1.36	1.25% to 1.40%	26.63% to 26.75%
2002	1,512	$8.71 to $14.87	20,521	1.36	1.25% to 1.40%	-23.34% to -23.22%
2001	1,830	$11.34 to $19.40	32,591	1.19	1.25% to 1.40%	-13.34% to -13.20%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	19	$16.17	301	3.65	1.40%	0.75%
2004	27	$16.05	432	4.87	1.40%	3.02%
2003	41	$15.58	636	3.93	1.40%	3.73%
2002	46	$15.02	686	4.49	1.40%	8.80%
2001	67	$13.81	919	5.53	1.25% to 1.40%	6.94%
Fidelity® VIP Overseas Portfolio - Initial Class
2005	195	$13.50 to $17.83	3,301	0.65	1.25% to 1.40%	17.38% to 17.49%
2004	234	$11.49 to $15.19	3,345	1.11	1.25% to 1.40%	12.02% to 12.21%
2003	242	$10.24 to $13.56	3,114	0.74	1.25% to 1.40%	41.40% to 41.63%
2002	251	$7.23 to $9.59	2,309	0.83	1.25% to 1.40%	-21.40% to -21.28%
2001	244	$9.19 to $12.20	2,834	14.13	1.00% to 1.40%	-22.28% to -22.16%
ING Evergreen Omega Portfolio - Institutional Class
2005	107	$10.17	1,086	(e)	1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING FMRSM Earnings Growth Portfolio - Institutional Class
2005	114	$9.90	$1,130	(e)%	1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2005	22	$10.97	241	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Service Class
2005	147	$10.64 to $10.65	1,561	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Institutional Class
2005	1,245	$10.42 to $10.43	12,974	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2005	54	$11.04 to $11.05	597	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2005	167	$10.51 to $10.52	$1,750	(e)%	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2005	—	—	5	(e)	—	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Select Portfolio - Initial Class
2005	457	$10.72 to $10.73	4,963	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Fleming International Portfolio - Initial Class
2005	118	$13.00 to $13.62	1,618	0.87	1.25% to 1.40%	8.53% to 8.70%
2004	184	$11.96 to $12.55	2,312	1.25	1.25% to 1.40%	17.18% to 17.37%
2003	160	$10.19 to $10.71	1,701	1.01	1.25% to 1.40%	27.65% to 27.85%
2002	176	$7.97 to $8.39	1,470	0.62	1.25% to 1.40%	-19.23% to -19.10%
2001	141	$9.86 to $10.38	1,456	24.41	1.00% to 1.40%	-27.96% to -27.84%
ING MFS Capital Opportunities Portfolio - Initial Class
2005	171	$11.90 to $12.44	2,132	0.77	1.25% to 1.40%	0.16% to 0.34%
2004	247	$11.86 to $12 .42	3,062	0.41	1.25% to 1.40%	11.29% to 12.47%
2003	290	$10.64 to $11.16	3,225	0.19	1.25% to 1.40%	26.24% to 26.37%
2002	453	$8.42 to $8.84	3,984	-	1.25% to 1.40%	-31.14% to -31.04%
2001	456	$12.20 to $12.84	5,817	16.63	1.00% to 1.40%	-25.82% to -25.70%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Oppenheimer Global Portfolio - Initial Class
2005	3,470	$11.68 to $12.02	$41,289	(e)%	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2005	1,147	$10.03 to $10.11	11,614	(e)	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	770	$6.75 to $10.74	8,161	—	1.00% to 1.40%	9.93% to 10.29%
2004	971	$6.12 to $9.77	9,369	—	1.00% to 1.40%	8.19 % to 8.70%
2003	1,311	$5.63 to $9.03	11,703	—	1.00% to 1.40%	36.20% to 36.65%
2002	1,450	$4.12 to $6.63	9,494	—	1.00% to 1.40%	-36.21% to -35.95%
2001	1,978	$6.43 to $10.40	20,338	6.42	1.00% to 1.40%	-26.26% to -25.96%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	515	$11.69 to $11.70	6,024	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2005	772	$10.78 to $20.31	15,034	0.48	1.00% to 1.40%	4.69% to 5.07%
2004	998	$10.26 to $19.40	18,659	0.15	1.00% to 1.40%	8.44% to 8.92%
2003	1,115	$9.42 to $17.89	19,372	0.15	1.00% to 1.40%	29.17% to 29.57%
2002	1,207	$7.27 to $13.85	16,326	0.18	1.00% to 1.40%	-24.37% to -20.23%
2001	1,421	$12.80 to $18.32	25,447	15.48	1.00% to 1.40%	-11.48% to -11.35%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	548	$10.66 to $11.76	$5,898	0.87%	1.25% to 1.40%	7.89% to 7.99%
2004	701	$9.88 to 10.89	6,993	0.71	1.25% to 1.40%	13.04% to 13.32%
2003	828	$8.74 to $9.61	7,314	0.56	1.25% to 1.40%	23.27% to 23.36%
2002	1,026	$7.09 to $7.79	7,353	0.19	1.25% to 1.40%	-25.95% to -25.83%
2001	1,315	$9.57 to $10.50	12,718	20.94	1.00% to 1.40%	-22.00% to -21.88%
ING Van Kampen Equity and Income Portfolio - Initial Class
2005	942	$10.71 to $10.89	10,252	(e)	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	108	$12.07 to $17.07	1,787	1.69	1.25% to 1.40%	3.20% to 3.34%
2004	94	$11.68 to $16.54	1,510	1.49	1.25% to 1.40%	8.67% to 8.85%
2003	70	$10.73 to $15.22	1,035	1.13	1.25% to 1.40%	17.80% to 18.04%
2002	47	$9.09 to $12.92	554	2.39	1.25% to 1.40%	-10.81% to -10.67%
2001	52	$10.18 to $14.48	675	2.79	1.00% ro 1.40%	-8.30% to -8.16%
ING VP Strategic Allocation Growth Portfolio - Class I
2005	145	$11.81 to $17.89	2,546	1.10	1.25% to 1.40%	4.68% to 4.88%
2004	107	$11.26 to $17.09	1,793	0.83	1.25% to 1.40%	10.47% to 10.61%
2003	74	$10.18 to $15.47	1,094	1.11	1.25% to 1.40%	22.58% to 22.80%
2002	58	$8.29 to $12.62	710	2.15	1.25% to 1.40%	-14.97% to -14.84%
2001	64	$9.73 to $14.84	914	1.58	1.00% to 1.40%	-12.79% to -12.65%
ING VP Strategic Allocation Income Portfolio - Class I
2005	78	$12.70 to $16.73	1,280	2.38	1.25% to 1.40%	2.39% to 2.58%
2004	102	$12.38 to $16.34	1,589	1.85	1.25% to 1.40%	6.45% to 6.63%
2003	109	$11.61 to $15.35	1,648	2.37	1.25% to 1.40%	12.04% to 12.17%
2002	115	$10.35 to $13.70	1,561	2.72	1.25% to 1.40%	-5.69% to -5.54%
2001	143	$10.95 to $14.52	2,048	3.63	1.00% to 1.40%	-3.75% to -3.60%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Growth and Income Portfolio - Class I
2005	676	$8.09 to $15.81	$9,080	0.98%	1.00% to 1.40%	6.61% to 7.15%
2004	836	$7.55 to $14.83	10,555	2.28	1.00% to 1.40%	6.84% to 7.24%
2003	977	$7.04 to $13.88	11,684	—	1.00% to 1.40%	24.37% to 24.82%
2002	1,131	$5.64 to $11.16	10,865	0.83	1.00% to 1.40%	-26.04% to -25.74%
2001	1,285	$7.59 to $15.10	17,195	0.62	1.00% to 1.40%	-19.55% to -15.90%
ING VP Global Science and Technology Portfolio - Class I
2005	581	$3.94 to $4.03	2,334	—	1.00% to 1.40%	10.06% to 10.56%
2004	593	$3.58 to $3.65	2,151	—	1.00% to 1.40%	-2.45% to -2.14%
2003	784	$3.67 to $3.73	2,897	—	1.00% to 1.40%	43.36% to 44.02%
2002	293	$2.56 to $2.59	756	—	1.00% to 1.40%	-42.10% to -41.87%
2001	166	$4.42 to $4.45	735	—	1.00% to 1.40%	-24.04% to -23.75%
ING VP Growth Portfolio - Class I
2005	391	$7.42 to $15.23	3,378	0.66	1.00% to 1.40%	7.78% to 8.32%
2004	383	$6.85 to $14.13	3,236	0.13	1.00% to 1.40%	5.76% to 6.20%
2003	368	$6.45 to $13.36	3,073	—	1.00% to 1.40%	28.46% to 29.00%
2002	351	$5.00 to $10.40	2,359	—	1.00% to 1.40%	-29.94% to -29.65%
2001	348	$7.11 to $14.84	3,638	10.59	1.00% to 1.40%	-28.09% to -27.79%
ING VP Index Plus LargeCap Portfolio - Class I
2005	1,991	$9.17 to $19.01	20,638	1.22	1.00% to 1.40%	3.88% to 4.32%
2004	1,802	$8.79 to $18.30	18,465	1.00	1.00% to 1.40%	9.06% to 9.46%
2003	1,638	$8.03 to $16.78	16,152	1.05	1.00% to 1.40%	24.39% to 24.88%
2002	1,296	$6.43 to $13.49	10,983	0.23	1.00% to 1.40%	-22.63% to -22.31%
2001	905	$8.25 to $17.44	11,476	4.80	1.00% to 1.40%	-14.84% to -14.48%
ING VP Index Plus MidCap Portfolio - Class I
2005	421	$18.18	7,660	0.71	1.00%	10.05%
2004	5	$16.52	85	—	1.00%	15.44%
2003	4	$14.31	63	—	1.00%	31.04%
2002	4	$10.92	45	0.41	1.00%	-12.97%
2001	3	$12.54	39	(a)	1.00%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class I
2005	—	$17.83	$4	0.24%	1.00%	6.58%
2004	—	$16.73	3	—	1.00%	20.79%
2003	3	$13.85	37	—	1.00%	34.86%
2002	3	$10.27	28	0.14	1.00%	-14.07%
2001	2	$11.95	32	(a)	1.00%	(a)
ING VP International Equity Portfolio - Class I
2005	153	$9.22 to $10.88	1,898	1.08	1.00% to 1.40%	15.22% to 15.68%
2004	126	$7.97 to $9.43	1,140	1.10	1.00% to 1.40%	15.47% to 16.01%
2003	64	$6.87 to $8.15	492	1.03	1.00% to 1.40%	30.32% to 30.61%
2002	46	$5.26 to $6.25	281	0.22	1.00% to 1.40%	-27.71% to -27.41%
2001	46	$7.24 to $8.63	383	0.09	1.00% to 1.40%	-24.95% to -24.64%
ING VP Small Company Portfolio - Class I
2005	981	$15.66 to $23.81	17,154	0.14	1.00% to 1.40%	8.72% to 9.13%
2004	948	$14.35 to $21.90	16,310	0.27	1.00% to 1.40%	12.77% to 13.26%
2003	940	$12.67 to $19.42	15,188	0.25	1.00% to 1.40%	35.52% to 36.09%
2002	676	$9.31 to $14.33	8,445	0.64	1.00% to 1.40%	-24.30% to -23.99%
2001	507	$12.25 to $18.93	9,047	3.07	1.00% to 1.40%	2.54% to 2.96%
ING VP Value Opportunity Portfolio - Class I
2005	133	$10.50 to $18.76	2,278	2.11	1.00% to 1.40%	5.57% to 5.95%
2004	195	$9.91 to $17.77	3,146	1.06	1.00% to 1.40%	8.55% to 9.14%
2003	204	$9.08 to $16.37	3,076	0.79	1.00% to 1.40%	22.90% to 23.37%
2002	264	$7.36 to $13.32	3,282	0.50	1.00% to 1.40%	-27.00% to -26.70%
2001	390	$10.05 to $18.25	6,718	5.60	1.00% to 1.40%	-10.89% to -8.87%
ING VP International Value Portfolio - Class I
2005	53	$12.97	690	2.41	1.00%	8.35%
2004	11	$11.97	134	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class I
2005	—	$8.08	$1	(e)%	1.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Balanced Portfolio - Class I
2005	1,394	$11.45 to $19.56	17,405	2.40	1.00% to 1.40%	2.79% to 3.25%
2004	1,239	$11.09 to $19.03	15,527	1.93	1.00% to 1.40%	7.88% to 8.30%
2003	1,092	$10.24 to $17.64	13,216	1.95	1.00% to 1.40%	17.21% to 17.70%
2002	919	$8.70 to $15.05	10,006	0.98	1.00% to 1.40%	-11.56% to -11.20%
2001	737	$9.80 to $17.02	9,754	6.16	1.00% to 1.40%	-5.56% to -5.17%
ING VP Intermediate Bond Portfolio - Class I
2005	527	$13.86 to $15.95	8,134	3.70	1.00% to 1.40%	1.66% to 2.14%
2004	569	$13.57 to $15.69	8,673	7.86	1.00% to 1.40%	1,57% to 3.61%
2003	743	$13.57 to $15.17	11,032	1.87	1.25% to 1.40%	4.84% to 4.95%
2002	1,064	$12.93 to $14.47	15,106	3.62	1.25% to 1.40%	6.82% to 6.98%
2001	784	$12.09 to $13.55	10,374	6.63	1.00% to 1.40%	7.22% to 7.38%
ING VP Money Market Portfolio - Class I
2005	1,002	$11.19 to $12.74	12,320	1.39	1.00% to 1.40%	1.59% to 2.01%
2004	1,106	$10.97 to $12.54	13,362	1.11	1.00% to 1.40%	-0.32% to 0.09%
2003	1,630	$10.96 to $12.58	19,909	2.08	1.00% to 1.40%	-0.55% to - 0.09%
2002	2,909	$10.97 to $12.65	35,752	3.44	1.00% to 1.40%	0.20% to 0.61%
2001	2,991	$10.91 to $12.62	36,764	4.11	1.00% to 1.40%	1.41% to 2.63%
ING VP Natural Resources Trust
2005	16	$23.37	379	0.04	1.40%	40.87%
2004	23	$16.59	382	0.99	1.40%	11.04%
2003	28	$14.94	423	—	1.40%	28.68%
2002	33	$11.61	383	0.18	1.40%	-3.47%
2001	42	$12.02	506	—	1.25% to 1.40%	-17.12%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
2005	332	$11.66	$3,871	1.53%	1.00%	2.28%
2004	77	$11.40	883	(d)	1.00%	(d)
2003	—	—	—	(b)	—	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
MFS® Strategic Income Series
2005	57	$13.55 to $13.84	790	7.04	1.25% to 1.40%	0.44% to 0.67%
2004	77	$13.46 to $13.78	1,053	4.84	1.25% to 1.40%	6.25% to 6.32%
2003	107	$12.66 to $12.97	1,384	7.39	1.25% to 1.40%	8.81% to 9.04%
2002	95	$11.61 to $11.92	1,134	2.57	1.25% to 1.40%	6.89% to 7.05%
2001	50	$10.85 to $11.15	559	3.16	1.25% to 1.40%	3.28% to 3.43%
Oppenheimer Aggressive Growth Fund/VA
2005	252	$13.62 to $16.74	3,986	—	1.25% to 1.40%	10.71% to 10.91%
2004	317	$12.28 to $15.12	4,555	—	1.25% to 1.40%	18.13% to 18.30%
2003	357	$10.38 to $12.80	4,366	—	1.25% to 1.40%	23.79% to 24.01%
2002	302	$8.37 to $10.34	2,987	0.68	1.25% to 1.40%	-28.80% to -28.69%
2001	400	$11.74 to $14.52	5,569	15.42	1.25% to 1.40%	-32.24% to -32.14%
Oppenheimer Main Street Fund®/VA
2005	441	$11.02 to $14.24	5,863	1.52	1.25% to 1.40%	4.48% to 4.65%
2004	641	$10.53 to $13.63	8,147	0.82	1.25% to 1.40%	7.92% to 8.00%
2003	672	$9.75 to $12.63	7,918	0.89	1.25% to 1.40%	25.05% to 25.16%
2002	665	$7.79 to $10.10	6,276	0.78	1.25% to 1.40%	-19.94% to -19.81%
2001	788	$9.71 to $12.62	9,280	0.55	1.25% to 1.40%	-11.43% to -11.29%
Pioneer Equity Income VCT Portfolio - Class I
2005	—	$11.74	1	2.71	1.00%	4.63%
2004	—	$11.22	—	(d)	1.00%	(d)
2003	—	-	—	(b)	—	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

(a)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
(b)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented.
(c)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.
(d)	As this investment Division was offered during 2003 but had no investments as of December 31, 2004, this data is not meaningful and therefore is not presented.
(e)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3.
Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Consolidated Balance Sheets as of
December 31, 2005 and 2004	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2005, 2004, and 2003	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$1,035.7	$998.2	$980.9
Fee income	481.4	453.7	396.7
Premiums	43.2	38.5	50.1
Net realized capital gains	22.0	10.8	50.6
Other income	7.7	1.9	(0.9)
Total revenue	1,590.0	1,503.1	1,477.4
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.6	739.4	770.1
Operating expenses	443.0	394.0	383.9
Amortization of deferred policy acquisition
cost and value of business acquired	159.9	127.4	106.5
Interest expense	1.6	0.6	1.2
Total benefits and expenses	1,344.1	1,261.4	1,261.7
Income before income taxes	245.9	241.7	215.7
Income tax expense	1.4	42.4	61.1
Net income	$244.5	$199.3	$154.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,749.5 at 2005 and $16,684.7 at 2004)	$16,740.5	$17,151.3
Equity securities, available-for-sale, at fair value
(cost of $166.9 at 2005 and $153.9 at 2004)	170.1	162.6
Mortgage loans on real estate	1,396.0	1,090.2
Policy loans	262.4	262.7
Other investments	144.6	86.3
Securities pledged
(amortized cost of $1,260.8 at 2005 and $1,258.8 at 2004)	1,247.6	1,274.3
Total investments	19,961.2	20,027.4
Cash and cash equivalents	212.5	187.1
Short-term investments under securities loan agreement	318.1	219.5
Accrued investment income	203.6	182.0
Reinsurance recoverable	2,796.7	2,901.3
Deferred policy acquisition costs	512.4	414.5
Value of business acquired	1,294.4	1,365.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	149.6	38.3
Other assets	66.5	69.8
Assets held in separate accounts	35,899.8	33,310.5
Total assets	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,932.8	$20,885.3
Payables for securities purchased	3.1	25.1
Payables under securities loan agreement	318.1	219.5
Borrowed money	941.1	1,057.4
Due to affiliates	63.8	61.8
Current income taxes	46.9	82.6
Deferred income taxes	183.3	209.3
Other liabilities	301.5	314.9
Liabilities related to separate accounts	35,899.8	33,310.5
Total liabilities	58,690.4	56,166.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50 per share value)	2.8	2.8
Additional paid-in capital	4,579.6	4,576.5
Accumulated other comprehensive (loss) income	(5.3)	67.1
Retained earnings (deficit)	(1,677.7)	(1,922.2)
Total shareholder's equity	2,899.4	2,724.2
Total liabilities and shareholder's equity	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.8	$4,416.5	$117.5	$(2,274.0)	$2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(2.3) pretax)	-	-	(1.5)	-	(1.5)
Total comprehensive income					153.1
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,576.5	67.1	(1,922.2)	2,724.2
Comprehensive income:
Net income	-	-	-	244.5	244.5
Other comprehensive loss
net of tax:
Change in net unrealized gain
(loss) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					172.1
Employee share-based payments	-	3.1	-	-	3.1
Balance at December 31, 2005	$2.8	$4,579.6	$(5.3)	$(1,677.7)	$2,899.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Operating Activities:
Net income	$244.5	$199.3	$154.6
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired and sales inducements	(174.0)	(168.0)	(159.7)
Amortization of deferred policy acquisition costs,
value of business acquired and sales inducements	165.8	134.3	106.5
Net accretion/decretion of discount/premium	115.5	155.9	198.9
Future policy benefits, claims reserves, and
interest credited	634.2	621.7	706.1
Provision for deferred income taxes	11.1	46.2	22.1
Net realized capital gains	(22.0)	(10.8)	(50.6)
Depreciation	12.0	12.4	23.3
Change in:
Accrued investment income	(21.6)	(3.1)	1.8
Reinsurance recoverable	104.6	51.0	31.0
Other receivable and assets accruals	6.0	34.1	(28.9)
Due to/from affiliates	(3.3)	(49.2)	88.8
Other payables and accruals	(47.4)	(12.1)	20.3
Other	3.1	(12.4)	-
Net cash provided by operating activities	1,028.5	999.3	1,114.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	19,232.3	26,791.6	29,981.6
Equity securities, available-for-sale	119.8	85.7	130.2
Mortgage loans on real estate	179.0	71.0	16.3
Acquisition of:
Fixed maturities, available-for-sale	(19,435.9)	(26,789.3)	(31,955.4)
Equity securities, available-for-sale	(120.4)	(81.6)	(34.8)
Mortgage loans on real estate	(484.8)	(406.7)	(194.2)
Policy loans	0.3	7.6	26.0
Other investments	(43.6)	(28.9)	(22.4)
(Purchase)/sales of property and equipment, net	(14.2)	(11.7)	(5.2)
Loans to affiliates	-	(175.0)	-
Net cash used in investing activities	(567.5)	(537.3)	(2,057.9)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,024.2	2,089.9	2,296.6
Maturities and withdrawals from investment contracts	(2,237.5)	(1,910.4)	(1,745.5)
Short-term loans with affiliates	(106.0)	16.4	(41.4)
Short-term loans	(116.3)	(458.5)	196.5
Dividends paid to Parent	-	(70.0)	-
Contribution of capital from Parent	-	-	230.0
Net cash (used in) provided by financing activities	(435.6)	(332.6)	936.2
Net increase (decrease) in cash and cash equivalents	25.4	129.4	(7.5)
Cash and cash equivalents, beginning of year	187.1	57.7	65.2
Cash and cash equivalents, end of year	$212.5	$187.1	$57.7
Supplemental cash flow information:
Income taxes paid, net	$27.7	$3.2	$29.8
Interest paid	$32.0	$22.8	$32.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiary (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in the District of Columbia and all states.

The consolidated financial statements include ILIAC and its wholly-owned subsidiary, ING Financial Advisers, LLC (“IFA”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, education (collectively “not-for-profit” organizations), and corporate markets. The Company’s products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

The Company offers deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company has one operating segment, ING U.S. Financial Services, which offers the products described above.

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1 (“EITF-03-1”), “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,” requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2: Evaluate whether an impairment is other-than-temporary.
Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 (“FSP EITF 03-1-1”), “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,’” which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. The Company recognized impairment losses of $5.7 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

EITF 04-5 had no impact on ILIAC as of December 31, 2005, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005 for registrants. FAS No. 123R provides two transition methods, modified-prospective and modified- retrospective.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, is $2.0 lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2005 was $2.6 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group (“DIG”), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”), issued Statement No. 133 Implementation Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments” (“DIG B36”). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements, as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index, may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company’s financial position, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company held investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8.5 billion as of December 31, 2005 and 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2005 and 2004 of $8.6 billion and $8.4 billion, respectively, represents the maximum exposure to loss on the investments in VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133. Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•      Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassification and Changes to Prior Year Presentation footnote).

During 2005, the Company revised the financial statement presentation for derivatives and certain revenues related to annuity contracts (see Derivatives and Revenue Recognition below).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains and losses on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of deferred acquisition costs and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains. At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. The system uses key financial data, such as yield curves exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offering Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. Reverse repurchase agreements are included in cash and cash equivalent on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit market and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also purchases options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative contracts are included in Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During the fourth quarter of 2005, the Company revised the financial statement presentation of derivatives. Previously, asset balances and liability balances on open derivative contracts were netted and recorded in Other investments on the Balance Sheet. The Company now reports derivatives with asset balances in Other investments and derivatives with liability balances in Other liabilities. In addition, changes in the fair value of certain derivatives were previously recorded in Net investment income in the Statements of Operations. The total change in fair value of the derivatives is now reported in Net realized capital gains (losses). These revisions resulted in an increase in Other investments and Other liabilities of $29.5 and $27.2 at December 31, 2004 and 2003, respectively, as well as a reclassification of $(14.4) and $(11.9) from Net investment income to Net realized capital gains and losses at December 31, 2004 and 2003, respectively.

The Company also had investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains and losses in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”) retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products. Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years ended 2005, 2004, and 2003. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingency payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, annuity type, year of issue, and policy duration. For the years 2005, 2004, and 2003, reserve interest rates ranged from 4.9% to 5.2%.

The Company’s domestic individual life insurance business was sold on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuity contracts offer guaranteed minimum death benefits (“GMDB”). The GMDB is provided in the event the customer’s account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2005, the Company revised the Statement of Operations for the year ended December 31, 2003 to reflect the proper presentation of revenue related to annuity contracts. This revision resulted in a reclassification of $46.7 from Net investment income to Interest credited and other benefits to contractowners.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant under a contract in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2005 and 2004, unrealized gains of $8.3 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit rating of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.8 billion and $2.9 billion at December 31, 2005 and 2004, respectively, is related to the reinsurance recoverable from Lincoln National Corporation (“Lincoln”) arising from the sale of the Company's domestic life insurance business in 1998 (see the Reinsurance footnote).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$504.1	$0.6	$8.4	$496.3
State, municipalities, and political
subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities:
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,453.7	33.6	98.9	4,388.4
Commercial mortgaged-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
fixed maturities pledged	18,010.3	275.9	298.1	17,988.1
Less: fixed maturities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,749.5	270.7	279.7	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,916.4	$275.1	$280.9	$16,910.6

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$197.3	$0.9	$0.9	$197.3
State, municipalities, and political
subdivisions	32.1	0.2	0.9	31.4

U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7

Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7

Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgaged-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5

Total fixed maturities, including fixed
maturities pledged to creditors	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged	1,258.8	18.0	2.5	1,274.3
Total fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6

Total investments, available-for-sale	$16,838.6	$591.0	$115.7	$17,313.9

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation of $(19.0) and $490.8, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $(48.6) and $357.5, respectively, related to experience-rated contracts, which were not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005, were primarily related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of fixed maturities, including fixed maturities pledged to creditors in unrealized loss positions at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	46.7	43.1	56.0	145.8
Total unrealized loss	$102.4	$77.0	$118.7	$298.1
Fair value	$5,936.2	$2,790.7	$2,643.6	$11,370.5

2004

Interest rate or spread widening	$9.5	$16.3	$15.6	$41.4
Mortgage and other asset-backed securities	28.3	18.4	29.6	76.3
Total unrealized loss	$37.8	$34.7	$45.2	$117.7
Fair value	$3,319.0	$1,795.0	$960.5	$6,074.5

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 96% of the average book value. In addition, this category includes 515 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$376.8	$376.3
After one year through five years	3,731.8	3,702.1
After five years through ten years	4,644.3	4,648.5
After ten years	1,553.3	1,633.8
Mortgage-backed securities	6,552.8	6,490.2
Other asset-backed securities	1,151.3	1,137.2
Less: fixed maturities pledged	1,260.8	1,247.6
Fixed maturities, excluding fixed maturities pledged	$16,749.5	$16,740.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s shareholder’s equity at December 31, 2005 or 2004.

At December 31, 2005 and 2004, fixed maturities with fair values of $11.0 and $10.9, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of commercial mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2005 and 2004, approximately 1.2% and 4.1%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $1,247.6 and $1,274.3, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $941.1 and $1,057.4 at December 31, 2005 and 2004, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8. No amounts were engaged in reverse repurchase agreements during the year ended December 31, 2004.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005		2004		2003
		No. of		No. of			No. of
	Impairment	Securities	Impairment	Securities	Impairment		Securities
U.S. corporate	$3.9	15	$-	-	$6.2		4
Residential mortgage-
backed	44.7	82	13.5	53	88.2		83
Foreign	0.3	1	-	-	-		-
U.S. Treasuries/Agencies	0.1	2	-	-	-		-
Equity securities	-	-	-	-	-	*	2
Limited partnerships	-	-	-	-	2.0		1
Total	$49.0	100	$13.5	53	$96.4		90

(1) Primarily U.S. denominated
* Less than $0.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The above schedule includes $5.7 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the year ended December 31, 2005:

	2005
		No. of
	Impairment	Securities
U.S. corporate	$2.3	13
Residential mortgaged-backed	3.3	2
U.S. Treasuries/Agencies	0.1	2
Total	$5.7	$17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2005 and 2004 was $470.8 and $125.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategic asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $5.7 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$978.9	$999.4	$997.4
Equity securities, available-for-sale	9.7	7.1	9.9
Mortgage loans on real estate	73.0	56.0	42.7
Policy loans	30.0	8.1	9.0
Short-term investments and
cash equivalents	2.7	2.4	1.8
Other	37.3	9.6	10.6
Gross investment income	1,131.6	1,082.6	1,071.4
Less: investment expenses	95.9	84.4	90.5
Net investment income	$1,035.7	$998.2	$980.9

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Fixed maturities, available-for-sale	$5.2	$51.8	$124.2
Equity securities, available-for-sale	12.4	9.9	3.4
Derivatives	13.7	(10.2)	(31.1)
Other	(0.3)	1.3	(2.0)
Less: allocation to experience-rated contracts	9.0	42.0	43.9
Pretax net realized capital gains	$22.0	$10.8	$50.6
After-tax net realized capital gains	$14.3	$7.0	$32.9

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from net realized capital gains and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractowners were $240.3, $233.4, and $213.7, at December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$10,062.3	$10,236.3	$12,812.5
Gross gains	161.1	146.9	291.9
Gross losses	93.9	70.9	228.0

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximates the fair values of the assets. Derivatives are carried at fair value on the Consolidated Balance Sheets.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale
including securities pledged	$17,988.1	$17,988.1	$18,425.6	$18,425.6
Equity securities, available-for-sale	170.1	170.1	162.6	162.6
Mortgage loans on real estate	1,396.0	1,386.2	1,090.2	1,119.8
Policy loans	262.4	262.4	262.7	262.7
Cash, cash equivalents and
short-term investments under
securities loan agreement	530.6	530.6	406.6	406.6
Other investments	144.6	144.6	86.3	86.3
Assets held in separate accounts	35,899.8	35,899.8	33,310.5	33,310.5
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,772.7	1,886.3	2,106.0	2,028.2
Without a fixed maturity	14,936.4	14,896.0	13,884.9	13,845.6
Liabilities related to
separate accounts	35,899.8	35,899.8	33,310.5	33,310.5

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$519.6	$527.8	$6.2	$5.9

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	2,060.0	1,766.0	10.3	2.1

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	126.5	126.5	(23.7)	(28.4)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004
Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	$70.5	$-	$(1.0)	$-

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	36.0	-	0.1	-

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	175.0	-	-	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	NA*	NA*	(4.2)	(0.9)

*NA - not applicable.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$229.8
Deferrals of commissions and expenses	98.1
Amortization:
Amortization	(34.3)
Interest accrued at 5% - 7%	18.8
Net amortization included in the Consolidated Statements of Operations	(15.5)
Change in unrealized gains and losses on available -for-sale securities	(4.4)
Balance at December 31, 2003	308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% - 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized gains and losses on available -for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% - 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized gains and losses on available -for-sale securities	3.7
Balance at December 31, 2005	$512.4

The estimated amount of DAC to be amortized, net of interest, is $33.2, $32.8, $30.1, $27.8, and $26.7, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$1,438.4
Deferrals of commissions and expenses	59.2
Amortization:
Amortization	(183.2)
Interest accrued at 5% - 7%	92.2
Net amortization included in the Consolidated Statements of Operations	(91.0)
Change in unrealized gains and losses on available -for-sale securities	8.8
Balance at December 31, 2003	1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% - 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized gains and losses on available -for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% - 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized gains and losses on available -for-sale securities	10.9
Balance at December 31, 2005	$1,294.4

The estimated amount of VOBA to be amortized, net of interest, is $120.4, $107.0, $100.0, $96.2, and $92.9 for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC/VOBA

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed and variable margins because of higher asset volume, partially offset by higher expenses. The Company revised long-term separate account return and certain contractholder withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. The Company revised certain contractholder withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In 2003, the Company reset long-term assumptions for the separate account returns. The Company recorded a deceleration of amortization of $3.7, primarily due to improved market performance compared to expected.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $221.6, $217.2, and $67.5, for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus was $1,539.1 and $1,347.0 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $3.7 billion and $0.8, respectively. As of December 31, 2004, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $3.7 billion and $4.4 billion, respectively.

7.	Income Taxes

For taxable year 2005, ILIAC will file a consolidated federal income tax return with its (former) subsidiary, IICA. ILIAC’s consolidated group filings with IICA for taxable year 2005 and prior taxable periods is governed by a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) included in the financial statements are as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Current tax (benefit) expense:
Federal	$(10.5)	$(3.8)	$37.9
State	-	-	1.1
Total current tax (benefit) expense	(10.5)	(3.8)	39.0
Deferred tax expense:
Federal	11.9	46.2	22.1
Total deferred tax expense	11.9	46.2	22.1
Total income tax expense	$1.4	$42.4	$61.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$245.9	$241.7	$215.7
Tax rate	35%	35%	35%
Income tax at federal statutory rate	86.1	84.6	75.5
Tax effect of:
State income tax, net of federal benefit	-	-	0.7
Dividend received deduction	(25.8)	(9.6)	(14.0)
IRS audit settlement	(58.2)	(33.0)	-
Transfer of mutual fund shares	-	-	-
Other	(0.7)	0.4	(1.1)
Income tax expense	$1.4	$42.4	$61.1

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004, are presented below:

	2005	2004
Deferred tax assets:
Insurance reserves	$275.5	$286.4
Unrealized gains allocable to
experience-rated contracts	17.0	125.1
Investments	23.3	-
Postemployment benefits	57.7	60.5
Compensation	37.6	35.5
Other	14.1	23.4
Total gross assets	425.2	530.9
Deferred tax liabilities:
Value of business acquired	(453.0)	(477.8)
Net unrealized capital gains	(31.8)	(161.3)
Deferred policy acquisition costs	(123.6)	(91.3)
Other	(0.1)	(9.8)
Total gross liabilities	(608.5)	(740.2)
Net deferred income tax liability	$(183.3)	$(209.3)

Net unrealized capital gains and losses are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account and only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders’ Surplus Account accumulated balance of $17.2.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003. There are also various state audits in progress.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $21.4, $19.0, and $15.1, for 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.5, $8.0, and $7.1, in 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005 and 2004.

	2005	2004
Change in Benefit Obligation:
Defined benefit obligation, January 1	$104.1	$101.6
Service cost	-	-
Interest cost	6.0	5.9
Benefits paid	(9.7)	(16.2)
Plan amendment	-	0.3
Actuarial loss on obligation	6.4	12.5
Defined benefit obligation, December 31	$106.8	$104.1

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Funded Status:
Funded status at December 31	$(106.8)	$(104.1)
Unrecognized past service cost	0.4	0.6
Unrecognized net loss	22.8	15.6
Net amount recognized	$(83.6)	$(87.9)

Amounts recognized in the Consolidated Balance Sheet consist of:

Accrued benefit cost	$(101.8)	$(105.2)
Intangible assets	0.4	0.6
Accumulated other comprehensive income	17.8	16.7
Net amount recognized	$(83.6)	$(87.9)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2005 and 2004, the accumulated benefit obligation was $106.8 and $107.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2005 and 2004 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2005	2004
Discount rate at beginning of period	6.00%	6.25%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.50% was the appropriate discount rate as of December 31, 2005, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.50% discount rate will also be used to determine the Company’s 2006 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2005	2004	2003
Discount rate	6.00%	6.25%	6.75%
Rate of increase in compensation levels	4.00%	3.75%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2005 were as indicated above (6.00% discount rate, 4.00% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Interest cost	$6.0	$5.9	$6.9
Net actuarial loss recognized
in the year	1.3	-	0.9
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.3	0.1	-
Net periodic benefit cost	$7.8	$6.2	$8.0

Cashflows

There are no 2006 employer expected contributions. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2006 through 2010, and thereafter through 2015, are estimated to be $13.5, $13.6, $13.2, $9.8, $9.6, and $30.2, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•         The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. The Company match equals 50% of a participant’s pre-tax deferral contribution, with a maximum company match of 3% of the participant’s pay.

•         The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

• The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

•         Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2005, 2004, and 2003, were not significant.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

•        Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC records a fee, which is paid quarterly, based on the value of the general account AUM. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $61.7, $58.8, and $53.8, respectively.

•        Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $138.5, $132.9, and $136.4, respectively.

•        Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $17.8, $8.6, and $19.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the “Company Funds”). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $263.0, $209.2, and $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management Co.) in 2005, 2004, and 2003, respectively.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31 from the other. Interest on any ILIAC borrowings is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.7, $0.2, and $0.1, for the years ended December 31, 2005, 2004, and 2003, respectively, and earned interest income of $1.0, $1.3, and $0.9, for the years ended December 31, 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, respectively, ILIAC had $131.0 and $25.0 receivable from ING AIH under this agreement.

Note with Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”) scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company (“ReliaStar Life”), and Security Life of Denver International Limited (“SLDI”), in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the year ended December 31, 2005 was $11.1 and minimal for the year ended December 31, 2004.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, ILIAC did not have any amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2005. As December 31, 2005, ILIAC did not have any amounts outstanding under the line-of-credit agreement.

Prior to September 30, 2005, ILIAC also maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, ILIAC had no outstanding balances under this facility.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

11.	Reinsurance

At December 31, 2005, the Company had reinsurance treaties with 6 unaffiliated reinsurers and 1 affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.8 and $19.3 were maintained for this contract as of December 31, 2005 and 2004, respectively.

Reinsurance ceded in force for life mortality risks were $24.2 and $26.1 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurers	$2,806.6	$2,903.0
Payable for reinsurance premiums	(1.7)	(0.9)
Reinsured amounts due to an
unaffiliated reinsurer	(0.3)	0.2
Reserve credits	1.1	1.5
Other	(9.0)	(2.5)
Total	$2,796.7	$2,901.3

Included in the accompanying financial statements are net policy benefit recoveries of $13.1, $19.3, and $22.5, for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Premiums ceded under reinsurance	$215.7	$245.4	$265.2
Reinsurance recoveries	350.5	375.9	366.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the latest term of which expires in 2011.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $17.4, $17.2, and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2009 are estimated to be $17.0, $15.6, $2.6, and $1.5, respectively, and $0.7 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $778.2, $440.4 of which was with related parties. During 2005 and 2004, $42.4 and $19.8, respectively, was funded to related parties under off-balance sheet commitments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

13.	Accumulated Other Comprehensive Income

Shareholder’s equity included the following components of Accumulated other comprehensive income as of December 31, 2005 and 2004.

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(22.2)	$482.1	$615.1
Equity securities, available-for-sale	3.2	8.7	13.8
Derivatives	4.2	-	3.7
DAC/VOBA adjustment on
available-for-sale securities	5.1	(9.5)	(19.6)
Sales inducements amortization adjustment
on available-for-sale securities	0.1	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other investments (primarily
limited partnerships)	1.2	1.3	57.3
Less: allocation to experience-rated
contracts	(48.6)	357.5	491.5
Subtotal	16.6	125.0	178.8
Less: deferred income taxes	10.3	41.2	62.8
Net unrealized capital gains	6.3	83.8	116.0
Minimum pension liability, net of tax	(11.6)	(16.7)	-
Accumulated other comprehensive (loss)
income	$(5.3)	$67.1	$116.0

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(48.6) and $357.5 at December 31, 2005 and 2004, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(504.3)	$(133.0)	$(125.8)
Equity securities, available-for-sale	(5.5)	(5.1)	17.9
Derivatives	4.2	(3.7)	3.7
DAC/VOBA adjustment on available-for-sale securities	14.6	10.1	4.4
Sales inducements amortization adjustment
available-for-sale securities	0.2	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other	(0.1)	(56.0)	25.9
Less: allocation to experience-rated contracts	(406.1)	(134.0)	(71.6)
Subtotal	(108.4)	(53.8)	(2.3)
Deferred income taxes	(30.9)	(21.6)	(0.8)
Net change in unrealized
capital losses	$(77.5)	$(32.2)	$(1.5)

Changes in Accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in net unrealized gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding losses arising
during the year (1)	$(38.2)	$(1.8)	$(31.9)
Less: reclassification adjustment for gains
(losses) and other items included in net income(2)	39.3	30.4	(30.4)
Net unrealized losses on securities	$(77.5)	$(32.2)	$(1.5)

(1)	Pretax unrealized holding losses arising during the period were $(53.4), $(3.0), and $(48.9), for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in net income were $55.0, $50.8, and $(46.6), for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Reclassifications and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2003 to reflect the correct balances, primarily related to short-term loans. As the Company has determined these changes as immaterial, the Statements of Cash Flows for the year ended December 31, 2003 has not been labeled as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Revised

Net cash provided by operating activities	$1,021.7	$(22.4)	$999.3
Net cash used in investing activities	(543.2)	5.9	(537.3)
Net cash used in financing activities	(349.0)	16.4	(332.6)

2003

Net cash provided by operating activities	$1,058.3	$55.9	$1,114.2
Net cash used in investing activities	(2,043.5)	(14.4)	(2,057.9)
Net cash used in financing activities	977.6	(41.4)	936.2

Form No.130822-06	ILIAC Ed April, 2006

VARIABLE ANNUITY ACCOUNT I

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account I:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Balance Sheets as of December 31, 2005 and 2004
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account I • Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
	(2)	Not Applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2000 between Aetna Insurance Company of America and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

	(3.3)	Confirmation of Underwriting Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
	(4.1)	Variable Annuity Contract (G2-CDA-99(TORP)FL) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

(4.2)

Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract

G2-CDA-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

(4.3)

Endorsement EEGTRRA2(01) to Contract G2-CDA-99(TORP)FL and Contract Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(4.4)

Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(4.5)

Endorsement E-LOAN2TORP(1/02) to Contract G2-CDA-99(TORP)FL and Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(4.6)

Endorsement - MERGE-IICA-ILIAC-05 to Contract G2-CDA99 (TORP)FL and Certificate GTCC2-99(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.

(4.7)	Contract G-CDA-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.8)	Certificate (GTCC-05 (TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.9)

Endorsement EEGTRRA (12/05) to Contract G-CDA-05 (TORP)FL and Certificate GTCC-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.

(4.10)

Endorsement ELOANTORP (12/05) to Contract G-CDA-05 (TORP)FL and Certificate GTCC-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.

(5)	Variable Annuity Contract Application 300-MOP-02 FL-ILIAC (5/02) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective January 1, 2005 • Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).

(7)	Not Applicable

(8.1)

Fund Participation Agreement dated November 1, 1999 by and among Aetna Insurance Company of America, AIM Variable Insurance Funds and A I M Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

(8.2)

First Amendment dated as of November 17, 2000 to Participation Agreement dated as of November 1, 1999 by and among Aetna Insurance Company of America, AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.

(8.3)

Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

(8.4)

First Amendment dated October 1, 2000 to Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.

(8.5)

Amendment dated as of July 12, 2002 to Fund Participation Agreement dated November 1, 1999, as amended on November 17, 2000 among AIM Variable Insurance funds (Formerly AIM Variable Insurance Funds, Inc.), AIM Distributors, Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.6)

Fund Participation Agreement effective as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.7)

Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.8)

Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management, Inc.

(8.9)

Service Agreement with Investment Advisor effective May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.10)

First Amendment effective as of May 1, 2000 to Service Agreement with Investment Advisor effective May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.11)

Second Amendment dated as of June 26, 2001 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.12)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

(8.13)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.14)

Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.15)

First Amendment made and entered into as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995by and among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.16)

Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.17)

First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.18)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.19)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.20)

Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.21)

Amendment dated January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2002.

(8.22)

Second Amendment dated as of December 10, 2003 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.23)

Administrative Services Agreement dated as of July 20, 2001 by and between Franklin Templeton Services, LLC and Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.24)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 33-23512), as filed on August 1, 2003.

(8.25)	Form of Amendment dated January __, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc.
(8.26)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.27)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.28)

Fund Participation Agreement effective as of April 1, 1997 between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(8.29)

Service Agreement dated April 1, 1997 between Aetna Insurance Company of America and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(8.30)

Participation Agreement dated as of May 1, 2001 among Aetna Insurance Company of America, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.31)

Amendment dated August 30, 2002 between ING Insurance Company of America, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.

(8.32)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Insurance Company of America (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.

(8.33)

Participation Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust, PA Distributors LLC PIMCO PA Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 18, 2005.

(8.34)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust and ING Insurance Company of America (Administrative) • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 18, 2005.

(8.35)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust and ING Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 18, 2005.

(8.36)

Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Insurance Company of America, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.37)

Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.38)

Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.39)

Amendment dated May 1, 2003 to the Participation Agreement dated as of December 5, 2001 and subsequently amended on March 5, 2002 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 5, 2003.

(8.40)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of December 5, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.

(8.41)

Amendment dated April 29, 2005 to the Participation Agreement between ING Partners, INC., ING Life Insurance and Annuity Company, ING Insurance Company of America and ING Financial Advisers, LLC dated as of December 5, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.

(8.42)

Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING Insurance Company of America) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.43)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated May 1, 2002 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.

(8.44)

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated May 1, 2002, as amended on March 5, 2002 and May 1, 2003

(8.45)

Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America dated May 1, 2002, as amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.

(8.46)

Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Insurance Company of America dated May 1, 2002, as amended on March 5, 2002, May 1, 2003 and November 1, 2004.

(8.47)

Fund Participation Agreement dated as of May 1 2004 between Columbia Advisers Trust, Columbia Wanger Asset Management LP, and ING Insurance Company of America (Wanger Funds) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.48)

Service Agreement with Investment Adviser dated as of May 1, 2004 between Columbia Wanger Asset Management, LP ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.49)

(Retail) Participation Agreement dated as of January 1, 2003 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.50)

(Retail) Form of First Amendment dated January 3, 2006 to Participation Agreement dated as of January 1, 2003 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company

(8.51)

American Funds Distributors, Inc. Selling Group Agreement with Aetna Investment Services, Inc. dated June 30, 2000. Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.52)

American Funds Distributors, Inc. Supplemental Selling Group Agreement with Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005

(8.53)

American Funds Omnibus addendum to the Selling group agreement dated February 6, 2004 between ING Financial Advisers, LLC and American Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005

(8.54)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc. Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(8.55)

(Retail) Amendment dated November 21, 2000 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(8.56)

(Retail) Third Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(8.57)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of May7, 2004 between Hibernia, ING Life Insurance and Annuity Company and ING Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.58)

(Retail) Supplement to Selling and Services Agreement and Fund Participation Agreement dated as of May7, 2004 between Hibernia, ING Life Insurance and Annuity Company and ING Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.59)

(Retail) Participation Agreement dated as of August 15, 2000 between Aetna Insurance Company of America, Oppenheimer Funds Distributor, and Oppenheimer Funds Services • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.60)	Sample Administrative Service Agreement • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)

Powers of Attorney • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-1 for ING Life Insurance and Annuity Company (file No. 333-130833), as filed on April 10, 2006.

(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25.	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[2]	Senior Vice President, Chief Actuary and Appointed Actuary
Boyd G. Combs[1]	Senior Vice President, Tax
Shaun P. Mathews[2]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[3]	Senior Vice President
Harry N. Stout[3]	Senior Vice President
Virginia Carman[2]	Vice President
Todd Modic[4]	Vice President
Robert S. Naka[4]	Vice President
Joseph M. O’Donnell[4]	Vice President
Carl Steinhilber[1]	Vice President
Therese M. Squillacote[2]	Vice President and Compliance Officer
Matthew Condos[2]	Actuary
William Leslie[2]	Actuary
Cheryl Poulin[2]	Actuary
Joy M. Benner[5]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
4	The principal business address of these officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.
5	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 333-81216), as filed on April 11, 2006.

Item 27.	Number of Contract Owners

As of February 28, 2006, there were 10,161 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I of ING Life Insurance and Annuity Company.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter

Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Marie M. Augsberger[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President

Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$22,235.01

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Life Insurance and Annuity Company during 2005.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-130822) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 13th day of April, 2006.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April
Thomas J. McInerney		)	13, 2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)
Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)

Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT I

EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.8.8

Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management, Inc.

99-B.8.25	Form of Amendment dated January __, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc.

99-B.8.44

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated May 1, 2002, as amended on March 5, 2002 and May 1, 2003

99-B.8.46

Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated May 1, 2002, as amended on March 5, 2002 and May 1, 2003

99-B.8.50

Form of First Amendment dated January 3, 2006 to Participation Agreement dated as of January 1, 2003 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm